UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-10157

Franklin Global Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/21

Item 1.  Reports to Stockholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Global
Trust
January 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin International Growth Fund Franklin International Small Cap Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended January 31, 2021, the global
economy was further hindered by the ongoing novel
coronavirus (COVID-19) pandemic. Although the economy
showed subdued signs of recovery during the period,
the recovery was dampened by a substantial increase in
COVID-19 cases toward period-end. Globally, equities
advanced over the period and many central banks, including
the U.S. Federal Reserve and the European Central Bank,
continued to maintain low benchmark interest rates as well
as monetary stimulus programs to bolster economic growth.
Global stocks advanced before declining slightly by period-
end amid investor optimism about the development of
COVID-19 treatments and vaccines, beginning of vaccination
programs in some countries, rising expectations of increased fiscal stimulus and indications of improving economic
conditions, particularly in China. In this environment, stocks in global developed markets excluding the U.S. and Canada
ended the period with strong positive returns, as measured
by the MSCI Europe, Australasia and Far East Index.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Global Trust’s semiannual report includes more
detail about prevailing conditions and discussions about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer -
Investment Management
Franklin Global Trust
This letter reflects our analysis and opinions as of January
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 3
Franklin International Growth Fund 4
Franklin International Small Cap Fund 10
Financial Highlights and Statements of Investments 16
Financial Statements 31
Notes to Financial Statements 35
Tax Information 48
Shareholder Information 49
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index, advanced
strongly during the six months ended January 31, 2021.
Equities in all major regions of the world posted sizable
gains for the period despite the global surge of the novel
coronavirus (COVID-19). Following stock market declines in
September and October 2020 due to geopolitical tensions
and rising infection rates, equities began to rebound in
November, as successful trials of COVID-19 vaccines,
the start of vaccination programs in some countries
and expectations for fiscal stimulus from the new U.S.
administration led many equity markets to reach new highs.
Some indications of economic revival, most notably in China, also helped drive stocks higher before paring gains in late
January 2021.
In the U.S., equities posted robust gains for the period amid the government’s fiscal and monetary stimulus measures,
reports of certain COVID-19 vaccines’ high efficacy rates
and the beginning of vaccinations. After a record annualized decline in second-quarter 2020 gross domestic product
(GDP), rising consumer spending helped drive third-quarter
GDP to expand at a record annualized rate. Following a
summer rally, concerns about rising COVID-19 infection
rates along with uncertainties about the U.S. presidential
election and additional fiscal stimulus pressured stocks in
September and October. Consumer spending slowed during
the fourth quarter as surging COVID-19 infections led to new restrictions in some states. Meanwhile, growth in residential and corporate investment along with solid corporate earnings results bolstered investor sentiment. Despite the relatively high unemployment rate (6.3% at period-end), equities
began to rally in November, buoyed by the outcome of the
U.S. presidential election, the start of COVID-19 vaccination programs and the passage of a new U.S. stimulus bill.
1
Stocks maintained gains following the U.S. presidential
inauguration amid hopes of passing additional stimulus
spending but subsequently retreated in the last week of
January 2021, restricting gains for the period.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended bond purchases to help keep
markets functioning. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.
In the eurozone, the economy contracted again in the fourth
quarter of 2020, following quarter-on-quarter expansion in
the third quarter and contractions in the first and second
quarters. Fourth-quarter GDP growth rates varied widely
among the region’s largest economies amid renewed
lockdowns and delays in COVID-19 vaccine distribution.
Germany’s and Spain’s fourth-quarter GDP expanded
modestly, while France’s contracted. Despite rising infection rates, which heightened concerns that the nascent economic
revival could falter, successful vaccine development and a
Brexit resolution contributed to a positive performance for
European developed market equities, as measured by the
MSCI Europe Index.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index, rose
significantly as economic recovery in China, a key driver of regional economies, maintained momentum. China was the
only major global economy to expand for full calendar-year
2020. Asian equity markets were also aided by optimism
that economic revitalization would be further spurred by
COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index, also posted sizable gains for the
period. Improving economic activity, stabilizing oil prices and
U.S. dollar weakness supported emerging market equities. In
spite of higher COVID-19 cases in some countries, emerging
market stocks rallied amid easing political uncertainty,
commencement of COVID-19 vaccinations and rising
commodity prices.
The foregoing information reflects our analysis and opinions as of January 31, 2021 . The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
Franklin International Growth Fund
This semiannual report for Franklin International Growth
Fund covers the period ended January 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by investing
predominantly in equity securities of mid- and large-
capitalization companies, generally those with market
capitalizations greater than $2 billion, located outside of the
U.S., including developing or emerging market countries.
The Fund considers international companies to be those
organized under the laws of a country outside of the U.S.
or having a principal office in a country outside of the U.S., or whose securities are listed or traded principally on a
recognized stock exchange or over-the-counter market
outside of the U.S.
Performance Overview
For the six months ended January 31, 2021, the Fund’s
Class A shares posted a +17.44% cumulative total return.
In comparison, the Fund’s benchmark, the MSCI Europe,
Australasia and Far East Index-NR, which measures global
developed stock market performance excluding the U.S.
and Canada, posted a +17.58% total return.
1
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We employ a disciplined, bottom-up approach to identify
attractive investment opportunities that have higher expected revenue and earnings growth than their peers. We use a
growth investment style and in-depth, fundamental research
to identify high-quality companies, across all industry
groups, with sustainable business models that offer the most attractive combination of growth, quality and valuation. Our process generally includes an assessment of the
potential impacts of any material environmental, social and
governance (ESG) factors on the long-term risk and return
profile of a company.
Manager’s Discussion
Over the six-month period, stock selection in the health care sector contributed to relative performance, as did a lack of exposure to the consumer staples and utilities sectors. Stock selection and an underweighting in the financials sector
and stock selection in the materials sector detracted from
relative results. Stock selection and an underweighting in the industrials sector also hurt performance.
In health care, eye care products company Alcon contributed
to relative results.
Elsewhere, Latin American online marketplace operator
MercadoLibre (not part of the index) added to relative results.
The company had solid financial results in recent quarters
as more consumers shop online during the pandemic and
make use of the company's payment and shipping services.
U.K.-based online fashion brand boohoo Group (not part of
the index) also contributed. Although the company has faced
some questions about its labor practices, online sales trends have remained strong during the pandemic.
Ireland-based Keywords Studios (not part of the index), a
provider of services to the video game industry, contributed to relative performance on improving fundamentals as
business picked up after initial pressure caused by the
pandemic. CyberArk Software, an Israel-based cybersecurity
company focused on privileged access security which
Geographic Composition
1/31/21
% of Total
Net Assets
Europe 68.5%
North America 9.3%
Asia 5.8%
Australia & New Zealand 5.6%
Latin America & Caribbean 3.8%
Middle East & Africa 2.8%
Short-Term Investments & Other Net Assets 4.2%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
21
.

Franklin International Growth Fund

franklintempleton.com
Semiannual Report
has business in the U.S., also contributed to relative
performance. Shares bounced back from a disappointing
quarterly earnings report after a significant U.S. security
breach further underscored the need for companies to
bolster their defenses against potential cyberattacks. ASML
Holding, a Netherlands-based semiconductor equipment
manufacturer, supported relative performance on strong
underlying sales trends.
Germany-based live events company CTS Eventim (not
part of the index) also contributed to relative results.
Shares of the company bounced back on optimism that its
business would begin to normalize in 2021 following positive
COVID-19 vaccine news. In the meantime, the company
has a strong balance sheet and continues to weather the
downturn in live events and ticketing.
Turning to relative detractors, Germany-based Deutsche
Boerse held back relative results in the financials sector.
The financial exchange operator reported mixed results
for 2020’s third quarter as trading activity slowed during
the period. However, the company reaffirmed its full-year
guidance and should benefit from increased market volatility.
Italian multi-channel lender FinecoBank Banca Fineco
also detracted. Despite the economic uncertainty in Italy,
FinecoBank has continued to see robust fund inflows and
strength in its brokerage business.
In the materials sector, Germany-based flavors and
fragrances manufacturer Symrise detracted from relative
performance, with the stock declining following a weak
earnings update and news the company was hit with
a cyberattack. We believe Symrise is a clear leader in
developing and introducing new products behind several
important emerging growth trends, such as traceability of
ingredients and biotechnology.
In industrials, credit data firm U.K.-based Experian detracted from relative results.
Elsewhere, U.K.-based business software firm Sage Group
and Germany-based enterprise software firm SAP hampered
relative performance following weak earnings reports. Sage
Group detracted after the company announced increased
spending to build out its cloud-based services. Although
quarterly results were mixed, SAP pushed out its mid-term
guidance following the slow adoption of some of its software solutions due to the ongoing global pandemic. We believe
SAP has done a good job maintaining profitability and free
cash flow despite the softer business trends.
China-based tutoring services provider TAL Education
Group (not part of the index) also hurt relative performance.
Although the pandemic has meant fewer in-person classes,
TAL's online tutoring business has seen robust growth.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the six months ended January 31, 2021, the U.S. dollar
declined in value relative to most currencies. As a result, the
Fund’s performance was positively affected by the portfolio’s investment predominantly in securities with non-U.S.
currency exposure. However, one cannot expect the same
result in future periods.
Top 10 Countries
1/31/21
a
% of Total
Net Assets
a a
United Kingdom 18.2%
Germany 13.2%
Netherlands 10.1%
Denmark 8.8%
United States 6.9%
Australia 5.6%
Spain 5.0%
Argentina 3.8%
Ireland 3.7%
Belgium 3.4%
Top 10 Industries
1/31/21
.
% of Total
Net Assets
a a
IT Services 11.7%
Software 11.4%
Chemicals 9.5%
Health Care Equipment & Supplies 9.1%
Internet & Direct Marketing Retail 7.1%
Biotechnology 5.6%
Capital Markets 5.5%
Media 4.8%
Professional Services 4.3%
Semiconductors & Semiconductor Equipment 3.5%

Franklin International Growth Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Franklin
International Growth Fund. We look forward to serving your
future investment needs.
Donald G. Huber, CFA
John Remmert
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of January 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
1/31/21
Company
Industry , Country
% of Total
Net Assets
a a
MercadoLibre , Inc. 3.8%
Internet & Direct Marketing Retail, Argentina
CyberArk Software Ltd. 3.7%
Software, United States
Keywords Studios plc 3.7%
IT Services, Ireland
ASML Holding NV 3.5%
Semiconductors & Semiconductor Equipment,
Netherlands
Umicore SA 3.4%
Chemicals, Belgium
boohoo Group plc 3.3%
Internet & Direct Marketing Retail, United
Kingdom
Koninklijke DSM NV 3.3%
Chemicals, Netherlands
AVEVA Group plc 3.3%
Software, United Kingdom
Adyen NV 3.2%
IT Services, Netherlands
Ferguson plc 3.2%
Trading Companies & Distributors, United States

Performance Summary as of January 31, 2021
Franklin International Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +17.44% +10.97%
1-Year +29.52% +22.38%
5-Year +128.27% +16.62%
10-Year +136.70% +8.38%
Advisor
6-Month +17.58% +17.58%
1-Year +29.78% +29.78%
5-Year +130.85% +18.21%
10-Year +143.06% +9.29%
See page 8 for Performance Summary footnotes.

Franklin International Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-
made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 11/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the result would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/20–1/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A – $0.0079 $0.4688 $0.4767
C – $0.0079 $0.4688 $0.4767
R – $0.0079 $0.4688 $0.4767
R6 $0.0263 $0.0079 $0.4688 $0.5030
Advisor $0.0057 $0.0079 $0.4688 $0.4824
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.12% 1.18%
Advisor 0.87% 0.93%

Your Fund’s Expenses
Franklin International Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 8/1/20
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1,2
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,174.40 $6.03 $1,019.66 $5.60 1.10%
C $1,000 $1,169.40 $10.11 $1,015.89 $9.39 1.85%
R $1,000 $1,172.80 $7.39 $1,018.40 $6.87 1.35%
R6 $1,000 $1,176.00 $3.96 $1,021.57 $3.68 0.72%
Advisor $1,000 $1,175.80 $4.67 $1,020.92 $4.33 0.85%

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Semiannual Report
Franklin International Small Cap Fund
This semiannual report for Franklin International Small Cap
Fund covers the period ended January 31, 2021 . Effective
June 3, 2013, the Fund closed to new investors, with limited exceptions.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by investing
at least 80% of its net assets in a diversified portfolio of marketable equity and equity-related securities of smaller
international companies with market capitalizations not
exceeding $5 billion (or the equivalent in local currencies), or the highest market capitalization of the MSCI Europe,
Australasia and Far East (EAFE) Small Cap Index,
whichever is greater, at the time of purchase. The Fund
considers international companies to be those organized
under the laws of a country outside of the U.S. or having a
principal office in a country outside of the U.S., or whose
securities are listed or traded principally on a recognized
stock exchange or over-the-counter market outside of the
U.S.
Performance Overview
For the six months ended January 31, 2021, the Fund’s
Class A shares posted a +23.53% cumulative total return.
In comparison, the Fund’s benchmark, the MSCI EAFE
Small Cap Index-NR, which measures small cap equity
performance in global developed markets excluding the U.S.
and Canada, posted a +24.62% total return.
1
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
In choosing individual equity investments, we use a
fundamental, bottom-up approach involving in-depth
proprietary analysis of individual equity securities. We
employ a quantitative and qualitative approach to identify
smaller international companies that we believe have the
potential to generate attractive returns with lower downside risk. Such companies tend to have proprietary products
and services, which can sustain a longer-term competitive
advantage, and they tend to have a higher probability of
maintaining a strong balance sheet and/or generating cash
flow. After we identify a company, we conduct a thorough
analysis to establish its earnings prospects and determine
its value. Overall, we seek to invest in quality companies
with attractive valuations. Our process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (ESG) factors on the
long-term risk and return profile of a company.
We do not select investments for the Fund that are merely
representative of the small cap asset class but instead aim
to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive growth potential.
Although we seek to outperform the MSCI EAFE Small
Cap Index-NR, the Fund may take positions that are not
represented in the index.
Manager’s Discussion
During the six-month period, stock selection in the
health care and materials sectors, along with a lack of
exposure to the utilities sector, contributed to the Fund’s
performance relative to the MSCI EAFE Small Cap Index-
NR. In contrast, stock selection in the financials, consumer discretionary and communication services sectors, as well
as an underweighting in the consumer discretionary sector,
detracted from relative performance.
Within health care, Japan-based elderly care services
company Solasto boosted relative performance as it
generated strong growth in its medical outsourcing and
Geographic Composition
1/31/21
% of Total
Net Assets
Europe 47.1%
Asia 21.0%
North America 13.7%
Australia & New Zealand 6.9%
Latin America & Caribbean 4.5%
Short-Term Investments & Other Net Assets 6.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).The SOI begins on page
28
.

Franklin International Small Cap Fund

franklintempleton.com
Semiannual Report
elderly care businesses. The company also made an
acquisition to further bolster its elderly care services
business during the period.
In the materials sector, Sweden-based polymer compounds
manufacturer Hexpol aided relative returns during the
period. Although the automotive market that Hexpol supplies
has seen a drop in production volumes during the novel
coronavirus (COVID-19) pandemic, Hexpol has been cutting
costs to better cope with the temporary downturn in its
business. We would expect volumes to recover alongside a
pickup in car production.
Other notable relative contributors included Ireland-based
fresh produce distributor Total Produce (not part of the
index), New Zealand-based freight and logistics firm
Mainfreight (not part of the index) and Germany-based live
events and ticketing company CTS Eventim. Mainfreight
reported positive earnings results and is seeing strong
growth in its domestic logistics networks, while its push into warehousing and air and ocean freight globally is helping
it to offer a greater number of services to its customers
around the world. Total Produce has seen some declines
in restaurant sales volumes due to fewer people dining out,
but retail demand has risen as people dine at home instead.
The company remains in a strong financial position, in our
view, and continues to look for potential acquisitions to boost growth and expand its business. CTS Eventim benefited
from encouraging COVID-19 vaccine news, which raised
hopes that its businesses could begin to normalize in 2021.
In the meantime, CTS Eventim has a significant cash on its
balance sheet that we believe could help the company ride
out the current lockdowns until live events can resume.
Turning to detractors, in the financials sector, our
off-benchmark positions in U.S.-listed reinsurers
RenaissanceRe Holdings and Arch Capital Group hampered
relative results. Higher losses from natural disasters have
impacted both companies’ businesses in recent quarters.
Arch Capital Group’s mortgage reinsurance business has
fared better recently.
In the communication services sector, our off-benchmark
position in Liberty Latin America detracted from relative
performance as the pandemic has continued to impact its
business. Company management believes Liberty Latin
America is past the low point and should see a gradual
recovery in subscribers across its markets. Moreover, we
believe the company can continue to buy assets in the
fragmented Latin American cable market over the longer
term.
Other key relative detractors included South Korea-based
snack food maker Orion (not part of the index) and Spain-
based real estate investment trust Lar Espana Real
Estate Socimi. Orion, along with other consumer staples
companies, underperformed during the stock market rally in
the fourth quarter of 2020. We see opportunities for Orion to continue to grow in its home market, while also increasing
its presence in China and other regional markets. Lar
Espana Real Estate Socimi’s shopping center properties
face continued pressure due to the ongoing pandemic. We
exited the position during the reporting period as, in our
view, earnings are likely to remain under pressure given the continued economic uncertainty in Spain.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will
Top 10 Countries
1/31/21
a
% of Total
Net Assets
a a
United Kingdom 13.5%
Canada 8.0%
Japan 7.5%
Sweden 6.6%
France 6.6%
United States 5.7%
Ireland 5.5%
New Zealand 4.3%
India 4.2%
Germany 3.9%
Top 10 Industries
1/31/21
.
% of Total
Net Assets
a a
Commercial Services & Supplies 13.0%
Insurance 8.1%
Health Care Providers & Services 7.5%
Real Estate Management & Development 6.4%
Food & Staples Retailing 5.5%
Food Products 4.5%
Pharmaceuticals 4.4%
Air Freight & Logistics 4.3%
Capital Markets 4.2%
Entertainment 3.8%

Franklin International Small Cap Fund

franklintempleton.com
Semiannual Report
increase in value, which can contribute to Fund performance.
For the six months ended January 31, 2021, the U.S. dollar
declined in value relative to most currencies. As a result, the
Fund’s performance was positively affected by the portfolio’s investment predominantly in securities with non-U.S.
currency exposure. However, one cannot expect the same
result in future periods.
On March 1, 2021, subsequent to period-end, Pankaj
Nevatia stepped off the Fund as portfolio manager. His
responsibilities have been allocated to Edwin Lugo, the
current lead portfolio manager of the Fund.
Thank you for your continued participation in Franklin
International Small Cap Fund. We look forward to serving
your future investment needs.
Edwin Lugo, CFA
Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of January 31, 2021 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
1/31/21
Company
Industry , Country
% of Total
Net Assets
a aa
Total Produce plc 5.5%
Food & Staples Retailing, Ireland
Mainfreight Ltd. 4.3%
Air Freight & Logistics, New Zealand
BML, Inc. 3.9%
Health Care Providers & Services, Japan
CTS Eventim AG & Co. KGaA 3.9%
Entertainment, Germany
Arch Capital Group Ltd. 3.7%
Insurance
Orion Corp. 3.6%
Food Products, South Korea
Solasto Corp. 3.6%
Health Care Providers & Services, Japan
Shurgard Self Storage SA 3.5%
Real Estate Management & Development,
Belgium
TravelSky Technology Ltd. 3.1%
IT Services, China
Liberty Latin America Ltd. 3.1%
Diversified Telecommunication Services, Chile

Performance Summary as of January 31, 2021
Franklin International Small Cap Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month +23.53% +16.74%
1-Year -7.99% -13.05%
5-Year +6.88% +0.20%
10-Year +44.93% +3.20%
Advisor
6-Month +23.71% +23.71%
1-Year -7.69% -7.69%
5-Year +8.26% +1.60%
10-Year +48.86% +4.06%
See page 14 for Performance Summary footnotes.

Franklin International Small Cap Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund is intended for long-term investors who are comfortable with fluctuation in the value of their investment, especially over the short term. Smaller, relatively new and/or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. Investments in emerging markets involve heightened risks relating to the same factors.
Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.51% 1.52%
Advisor 1.26% 1.27%

Your Fund’s Expenses
Franklin International Small Cap Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 8/1/20
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1,2
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,235.30 $11.09 $1,015.28 $10.00 1.97%
C $1,000 $1,231.00 $15.28 $1,011.50 $13.78 2.72%
R $1,000 $1,233.80 $12.42 $1,014.08 $11.20 2.21%
R6 $1,000 $1,238.60 $8.11 $1,017.96 $7.31 1.44%
Advisor $1,000 $1,237.10 $9.69 $1,016.54 $8.74 1.72%

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.34 $14.62 $15.31 $13.18 $11.07 $11.16
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.06) (0.04) 0.04 0.06 0.05 0.03
Net realized and unrealized gains (losses) 3.25 3.78 (0.50) 2.26 2.12 (0.12)
Total from investment operations ........ 3.19 3.74 (0.46) 2.32 2.17 (0.09)
Less distributions from:
Net investment income .............. — (0.02) (0.03) — (0.06) (—)
c
Net realized gains ................. (0.48) — (0.20) (0.19) — —
Total distributions ................... (0.48) (0.02) (0.23) (0.19) (0.06) (—)
c
Net asset value, end of period .......... $21.05 $18.34 $14.62 $15.31 $13.18 $11.07
Total return
d
....................... 17.44% 25.52% (2.62)% 17.73% 19.70% (0.80)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.12% 1.17% 1.19% 1.27% 1.54% 1.65%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.10% 1.10% 1.05% 1.15% 1.31% 1.44%
Net investment income (loss) .......... (0.62)% (0.25)% 0.32% 0.43% 0.37% 0.25%
Supplemental data
Net assets, end of period (000’s) ........ $838,631 $579,893 $289,944 $161,607 $185,680 $169,994
Portfolio turnover rate ................ 8.48% 37.51% 18.11% 58.36% 28.66% 27.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.46 $14.00 $14.74 $12.80 $10.77 $10.94
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.13) (0.15) (0.06) (0.03) (0.04) (0.05)
Net realized and unrealized gains (losses) 3.08 3.61 (0.48) 2.16 2.07 (0.12)
Total from investment operations ........ 2.95 3.46 (0.54) 2.13 2.03 (0.17)
Less distributions from:
Net realized gains ................. (0.48) — (0.20) (0.19) — —
Net asset value, end of period .......... $19.93 $17.46 $14.00 $14.74 $12.80 $10.77
Total return
c
....................... 16.94% 24.63% (3.34)% 16.76% 18.85% (1.55)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.87% 1.92% 1.94% 2.02% 2.29% 2.40%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.85% 1.85% 1.80% 1.90% 2.06% 2.19%
Net investment income (loss) .......... (1.36)% (0.98)% (0.43)% (0.32)% (0.38)% (0.50)%
Supplemental data
Net assets, end of period (000’s) ........ $53,939 $39,440 $27,397 $22,542 $8,702 $6,773
Portfolio turnover rate ................ 8.48% 37.51% 18.11% 58.36% 28.66% 27.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.16 $14.50 $15.21 $13.16 $11.02 $11.15
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.09) (0.07) —
c
0.04 0.02 (—)
c
Net realized and unrealized gains (losses) 3.22 3.73 (0.48) 2.22 2.13 (0.12)
Total from investment operations ........ 3.13 3.66 (0.48) 2.26 2.15 (0.12)
Less distributions from:
Net investment income .............. — — (0.03) (0.02) (0.01) (0.01)
Net realized gains ................. (0.48) — (0.20) (0.19) — —
Total distributions ................... (0.48) — (0.23) (0.21) (0.01) (0.01)
Net asset value, end of period .......... $20.81 $18.16 $14.50 $15.21 $13.16 $11.02
Total return
d
....................... 17.28% 25.24% (2.88)% 17.34% 19.54% (1.10)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.37% 1.41% 1.43% 1.49% 1.76% 1.90%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.35% 1.35% 1.29% 1.37% 1.53% 1.69%
Net investment income (loss) .......... (0.84)% (0.45)% 0.08% 0.21% 0.15% (—)%
g
Supplemental data
Net assets, end of period (000’s) ........ $5,778 $2,365 $1,848 $1,086 $371 $295
Portfolio turnover rate ................ 8.48% 37.51% 18.11% 58.36% 28.66% 27.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.44 $14.69 $15.34 $13.25 $11.15 $11.25
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.02) 0.03 0.08 0.12 0.08 0.07
Net realized and unrealized gains (losses) 3.25 3.79 (0.48) 2.26 2.15 (0.12)
Total from investment operations ........ 3.23 3.82 (0.40) 2.38 2.23 (0.05)
Less distributions from:
Net investment income .............. (0.02) (0.07) (0.05) (0.10) (0.13) (0.05)
Net realized gains ................. (0.48) — (0.20) (0.19) — —
Total distributions ................... (0.50) (0.07) (0.25) (0.29) (0.13) (0.05)
Net asset value, end of period .......... $21.17 $18.44 $14.69 $15.34 $13.25 $11.15
Total return
c
....................... 17.60% 26.08% (2.26)% 18.15% 20.26% (0.39)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.81% 0.84% 0.85% 0.90% 1.01%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.72% 0.71% 0.66% 0.71% 0.88% 1.00%
Net investment income (loss) .......... (0.24)% 0.17% 0.71% 0.87% 0.80% 0.69%
Supplemental data
Net assets, end of period (000’s) ........ $512,505 $379,331 $344,257 $83,292 $54,347 $122,862
Portfolio turnover rate ................ 8.48% 37.51% 18.11% 58.36% 28.66% 27.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.40 $14.66 $15.33 $13.24 $11.13 $11.24
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.04) —
c
0.09 0.10 0.08 0.05
Net realized and unrealized gains (losses) 3.26 3.79 (0.51) 2.26 2.13 (0.12)
Total from investment operations ........ 3.22 3.79 (0.42) 2.36 2.21 (0.07)
Less distributions from:
Net investment income .............. (—)
c
(0.05) (0.05) (0.08) (0.10) (0.04)
Net realized gains ................. (0.48) — (0.20) (0.19) — —
Total distributions ................... (0.48) (0.05) (0.25) (0.27) (0.10) (0.04)
Net asset value, end of period .......... $21.14 $18.40 $14.66 $15.33 $13.24 $11.13
Total return
d
....................... 17.58% 25.90% (2.45)% 17.98% 20.04% (0.62)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.87% 0.92% 0.94% 1.02% 1.29% 1.40%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.85% 0.85% 0.80% 0.90% 1.06% 1.19%
Net investment income (loss) .......... (0.37)% 0.03% 0.57% 0.68% 0.62% 0.50%
Supplemental data
Net assets, end of period (000’s) ........ $1,498,273 $1,158,652 $863,973 $294,254 $147,926 $110,441
Portfolio turnover rate ................ 8.48% 37.51% 18.11% 58.36% 28.66% 27.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Statement of Investments, January 31, 2021
Franklin International Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.8%
Aerospace & Defense 3.2%
MTU Aero Engines AG ................................. Germany 395,000 $ 91,649,540
Air Freight & Logistics 3.0%
DSV PANALPINA A/S .................................. Denmark 550,000 85,814,631
Banks 2.9%
a
FinecoBank Banca Fineco SpA ........................... Italy 5,430,000 84,431,901
Biotechnology 5.6%
CSL Ltd. ............................................ Australia 395,000 81,886,661
a
Genmab A/S ......................................... Denmark 200,000 79,629,583
161,516,244
Capital Markets 5.5%
Deutsche Boerse AG ................................... Germany 430,000 69,035,012
Intermediate Capital Group plc ........................... United Kingdom 3,956,000 91,753,071
160,788,083
Chemicals 9.5%
Koninklijke DSM NV ................................... Netherlands 555,000 97,017,417
Symrise AG ......................................... Germany 650,000 80,885,050
Umicore SA ......................................... Belgium 1,740,000 98,548,740
276,451,207
Diversified Consumer Services 2.9%
a
TAL Education Group, ADR .............................. China 1,100,000 84,568,000
Diversified Telecommunication Services 2.6%
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 1,304,735 76,433,243
Entertainment 2.7%
CTS Eventim AG & Co. KGaA ............................ Germany 1,330,000 78,465,584
Health Care Equipment & Supplies 9.1%
a
Alcon, Inc. ........................................... Switzerland 1,290,000 92,574,718
Cochlear Ltd. ........................................ Australia 540,000 81,188,707
GN Store Nord A/S .................................... Denmark 1,200,000 91,420,309
265,183,734
Internet & Direct Marketing Retail 7.1%
a
boohoo Group plc ..................................... United Kingdom 21,050,000 97,309,873
a
MercadoLibre , Inc. .................................... Argentina 62,000 110,329,620
207,639,493
IT Services 11.7%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 45,000 94,002,310
a
Amadeus IT Group SA ................................. Spain 1,090,860 69,641,229
a
Keywords Studios plc .................................. Ireland 2,900,000 108,261,030
a
Shopify, Inc., A ....................................... Canada 62,000 68,112,580
340,017,149
Media 4.8%
a
Ascential plc ......................................... United Kingdom 12,400,000 56,148,690
CyberAgent , Inc. ...................................... Japan 1,355,000 84,829,150
140,977,840
Pharmaceuticals 2.8%
Hikma Pharmaceuticals plc .............................. Jordan 2,500,000 82,095,391
Professional Services 4.3%
a
Clarivate plc ......................................... United Kingdom 1,630,000 47,172,200

Franklin Global Trust
Statement of Investments
Franklin International Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
See Abbreviations on page 47.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Experian plc ......................................... United Kingdom 2,260,000 $ 78,990,056
126,162,256
Semiconductors & Semiconductor Equipment 3.5%
ASML Holding NV ..................................... Netherlands 190,000 101,428,086
Software 11.4%
AVEVA Group plc ..................................... United Kingdom 1,909,997 94,788,389
a
CyberArk Software Ltd. ................................. United States 680,000 108,970,000
Sage Group plc (The) .................................. United Kingdom 8,000,000 64,413,924
SAP SE ............................................ Germany 500,000 63,441,423
331,613,736
Trading Companies & Distributors 3.2%
Ferguson plc ......................................... United States 800,000 92,883,640
Total Common Stocks (Cost $1,878,619,839) ....................................
2,788,119,758
Short Term Investments 4.0%
a a
Country Shares
a
Value
a
Money Market Funds 4.0%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 115,058,970 115,058,970
Total Money Market Funds (Cost $115,058,970) .................................
115,058,970
Total Short Term Investments (Cost $115,058,970 ) ...............................
115,058,970
a
Total Investments (Cost $1,993,678,809) 99.8% ..................................
$2,903,178,728
Other Assets, less Liabilities 0.2% .............................................
5,947,330
Net Assets 100.0% ...........................................................
$2,909,126,058
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $170,435,553, representing 5.9% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.56 $16.48 $19.68 $20.61 $17.55 $19.92
Income from investment operations
a
:
Net investment income
b
............. 0.45
c
0.02 0.20 0.47 0.19 0.22
Net realized and unrealized gains (losses) 2.27 (4.05) (2.87) 0.41 4.37 (1.98)
Total from investment operations ........ 2.72 (4.03) (2.67) 0.88 4.56 (1.76)
Less distributions from:
Net investment income .............. — — (0.27) (1.23) (0.18) (0.24)
Net realized gains ................. — (0.89) (0.26) (0.58) (1.32) (0.37)
Total distributions ................... — (0.89) (0.53) (1.81) (1.50) (0.61)
Net asset value, end of period .......... $14.28 $11.56 $16.48 $19.68 $20.61 $17.55
Total return
d
....................... 23.53% (25.96)% (13.49)% 4.32% 28.31% (8.93)%
Ratios to average net assets
e
Expenses before expense reduction ..... 1.97% 1.59% 1.41% 1.38% 1.38% 1.38%
Expenses net of expense reduction ...... 1.97%
f,g
1.58%
g
1.41%
f
1.38%
f
1.38%
f
1.38%
f
Net investment income ............... 6.79%
c
0.13% 1.11% 2.32% 1.05% 1.14%
Supplemental data
Net assets, end of period (000’s) ........ $51,660 $48,963 $95,528 $142,505 $161,355 $169,943
Portfolio turnover rate ................ 8.94% 28.08% 11.86% 26.98% 21.71% 21.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.42 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.37%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.31 $16.25 $19.42 $20.36 $17.32 $19.60
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.38
c
(0.09) 0.06 0.32 0.05 0.07
Net realized and unrealized gains (losses) 2.22 (3.96) (2.82) 0.39 4.33 (1.95)
Total from investment operations ........ 2.60 (4.05) (2.76) 0.71 4.38 (1.88)
Less distributions from:
Net investment income .............. — — (0.15) (1.07) (0.02) (0.03)
Net realized gains ................. — (0.89) (0.26) (0.58) (1.32) (0.37)
Total distributions ................... — (0.89) (0.41) (1.65) (1.34) (0.40)
Net asset value, end of period .......... $13.91 $11.31 $16.25 $19.42 $20.36 $17.32
Total return
d
....................... 22.99% (26.64)% (14.10)% 3.50% 27.39% (9.66)%
Ratios to average net assets
e
Expenses before expense reduction ..... 2.72% 2.32% 2.16% 2.14% 2.13% 2.15%
Expenses net of expense reduction ...... 2.72%
f,g
2.31%
g
2.16%
f
2.14%
f
2.13%
f
2.15%
f
Net investment income (loss) .......... 5.98%
c
(0.63)% 0.36% 1.56% 0.30% 0.37%
Supplemental data
Net assets, end of period (000’s) ........ $3,429 $3,692 $10,942 $19,184 $22,191 $22,699
Portfolio turnover rate ................ 8.94% 28.08% 11.86% 26.98% 21.71% 21.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.41 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.44)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.56 $16.50 $19.72 $20.66 $17.56 $19.88
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.44
c
(0.01) 0.17 0.42 0.13 0.17
Net realized and unrealized gains (losses) 2.25 (4.04) (2.89) 0.40 4.41 (1.98)
Total from investment operations ........ 2.69 (4.05) (2.72) 0.82 4.54 (1.81)
Less distributions from:
Net investment income .............. — — (0.24) (1.18) (0.12) (0.14)
Net realized gains ................. — (0.89) (0.26) (0.58) (1.32) (0.37)
Total distributions ................... — (0.89) (0.50) (1.76) (1.44) (0.51)
Net asset value, end of period .......... $14.25 $11.56 $16.50 $19.72 $20.66 $17.56
Total return
d
....................... 23.27% (26.23)% (13.67)% 3.97% 28.07% (9.20)%
Ratios to average net assets
e
Expenses before expense reduction ..... 2.21% 1.81% 1.66% 1.64% 1.64% 1.64%
Expenses net of expense reduction ...... 2.21%
f,g
1.80%
g
1.66%
f
1.64%
f
1.64%
f
1.64%
f
Net investment income (loss) .......... 6.68%
c
(0.06)% 0.86% 2.06% 0.79% 0.88%
Supplemental data
Net assets, end of period (000’s) ........ $655 $809 $2,482 $3,450 $3,592 $4,735
Portfolio turnover rate ................ 8.94% 28.08% 11.86% 26.98% 21.71% 21.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.42 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.25%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.66 $16.54 $19.74 $20.67 $17.61 $20.03
Income from investment operations
a
:
Net investment income
b
............. 0.57
c
0.08 0.29 0.56 0.27 0.30
Net realized and unrealized gains (losses) 2.20 (4.07) (2.91) 0.40 4.37 (2.00)
Total from investment operations ........ 2.77 (3.99) (2.62) 0.96 4.64 (1.70)
Less distributions from:
Net investment income .............. — — (0.32) (1.31) (0.26) (0.35)
Net realized gains ................. — (0.89) (0.26) (0.58) (1.32) (0.37)
Total distributions ................... — (0.89) (0.58) (1.89) (1.58) (0.72)
Net asset value, end of period .......... $14.43 $11.66 $16.54 $19.74 $20.67 $17.61
Total return
d
....................... 23.76% (25.72)% (13.12)% 4.70% 28.87% (8.61)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.62% 1.12% 1.02% 1.01% 0.99% 0.99%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.44%
f
1.09% 1.02%
f
1.01%
f
0.99%
f
0.99%
f
Net investment income ............... 8.74%
c
0.54% 1.50% 2.69% 1.44% 1.53%
Supplemental data
Net assets, end of period (000’s) ........ $1,427 $4,119 $125,218 $450,645 $492,010 $383,411
Portfolio turnover rate ................ 8.94% 28.08% 11.86% 26.98% 21.71% 21.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.42 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.31%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.64 $16.53 $19.73 $20.67 $17.59 $20.00
Income from investment operations
a
:
Net investment income
b
............. 0.43
c
0.06 0.23 0.52 0.23 0.25
Net realized and unrealized gains (losses) 2.33 (4.06) (2.87) 0.40 4.39 (1.97)
Total from investment operations ........ 2.76 (4.00) (2.64) 0.92 4.62 (1.72)
Less distributions from:
Net investment income .............. — — (0.30) (1.28) (0.22) (0.32)
Net realized gains ................. — (0.89) (0.26) (0.58) (1.32) (0.37)
Total distributions ................... — (0.89) (0.56) (1.86) (1.54) (0.69)
Net asset value, end of period .......... $14.40 $11.64 $16.53 $19.73 $20.67 $17.59
Total return
d
....................... 23.71% (25.74)% (13.22)% 4.51% 28.68% (8.74)%
Ratios to average net assets
e
Expenses before expense reduction ..... 1.72% 1.27% 1.16% 1.14% 1.14% 1.14%
Expenses net of expense reduction ...... 1.72%
f,g
1.26%
g
1.16%
f
1.14%
f
1.14%
f
1.14%
f
Net investment income ............... 6.60%
c
0.41% 1.36% 2.56% 1.29% 1.38%
Supplemental data
Net assets, end of period (000’s) ........ $35,517 $50,041 $439,650 $763,309 $749,573 $827,351
Portfolio turnover rate ................ 8.94% 28.08% 11.86% 26.98% 21.71% 21.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.42 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.17%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Statement of Investments, January 31, 2021
Franklin International Small Cap Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.2%
Aerospace & Defense 0.5%
CAE, Inc. ........................................... Canada 20,700 $ 467,680
Air Freight & Logistics 4.3%
Mainfreight Ltd. ....................................... New Zealand 82,228 3,967,391
Capital Markets 4.2%
a,b
Fairfax India Holdings Corp., 144A, Reg S ................... India 173,400 1,838,040
IIFL Wealth Management Ltd. ............................ India 147,100 2,045,482
3,883,522
Chemicals 2.3%
Hexpol AB ........................................... Sweden 192,500 2,103,422
Commercial Services & Supplies 13.0%
a,b
Biffa plc, 144A, Reg S .................................. United Kingdom 608,826 1,918,551
a
Elis SA ............................................. France 165,960 2,499,472
K-Bro Linen, Inc. ...................................... Canada 92,100 2,592,946
Loomis AB .......................................... Sweden 112,636 2,889,381
b
Prosegur Cash SA, 144A, Reg S .......................... Spain 2,429,800 2,130,543
12,030,893
Distributors 2.2%
a
Headlam Group plc .................................... United Kingdom 379,488 2,032,952
Diversified Consumer Services 2.3%
Park Lawn Corp. ...................................... Canada 88,800 2,141,006
Diversified Telecommunication Services 3.1%
a
Liberty Latin America Ltd., A ............................. Chile 283,300 2,858,497
Electrical Equipment 1.3%
Somfy SA ........................................... France 7,035 1,220,787
Entertainment 3.8%
CTS Eventim AG & Co. KGaA ............................ Germany 60,600 3,575,199
Food & Staples Retailing 5.5%
Total Produce plc ..................................... Ireland 2,882,977 5,092,245
Food Products 4.5%
Devro plc ........................................... United Kingdom 329,400 769,936
Orion Corp. .......................................... South Korea 31,500 3,377,539
4,147,475
Health Care Providers & Services 7.5%
BML, Inc. ........................................... Japan 105,100 3,657,456
Solasto Corp. ........................................ Japan 219,200 3,318,786
6,976,242
Household Durables 2.5%
SEB SA ............................................ France 12,400 2,356,375
Insurance 8.1%
a
Arch Capital Group Ltd. ................................. United States 109,621 3,443,196
Fairfax Financial Holdings Ltd. ........................... Canada 6,100 2,213,116
RenaissanceRe Holdings Ltd. ............................ United States 12,200 1,835,368
7,491,680
Internet & Direct Marketing Retail 1.2%
b
Dustin Group AB, 144A, Reg S ........................... Sweden 123,051 1,166,281

Franklin Global Trust
Statement of Investments
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 3.1%
TravelSky Technology Ltd., H ............................ China 1,291,400 $ 2,877,430
Machinery 2.2%
Trifast plc ........................................... United Kingdom 1,055,900 2,025,364
Marine 2.2%
Clarkson plc ......................................... United Kingdom 58,594 2,006,991
Media 1.2%
a,c
Hyve Group plc ....................................... United Kingdom 782,221 1,089,452
Pharmaceuticals 4.4%
Haw Par Corp. Ltd. .................................... Singapore 270,700 2,278,775
Recordati Industria Chimica e Farmaceutica SpA .............. Italy 34,700 1,795,624
4,074,399
Real Estate Management & Development 6.4%
a
Foxtons Group plc ..................................... United Kingdom 2,065,800 1,449,141
a
LSL Property Services plc ............................... United Kingdom 383,500 1,234,768
Shurgard Self Storage SA ............................... Belgium 73,400 3,230,456
5,914,365
Software 2.6%
Hansen Technologies Ltd. ............................... Australia 822,664 2,423,735
Specialty Retail 1.0%
JUMBO SA .......................................... Greece 59,500 932,027
Trading Companies & Distributors 2.4%
IMCD NV ........................................... Netherlands 17,900 2,221,374
Transportation Infrastructure 1.4%
a
Grupo Aeroportuario del Sureste SAB de CV, ADR ............ Mexico 8,100 1,269,351
Total Common Stocks (Cost $79,578,233) ......................................
86,346,135
Short Term Investments 0.2%
d
Investments from Cash Collateral Received for
Loaned Securities 0.2%
a a
Country Shares a Value
a a a a a a
Money Market Funds 0.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 174,000 174,000

Franklin Global Trust
Statement of Investments
Franklin International Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
See Abbreviations on page 47 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
g
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 0.04%,
2/01/21 (Maturity Value $43,502)
Collateralized by U.S. Treasury Notes, 2% - 2.5%, 8/31/21 -
1/31/24 (valued at $44,372) ............................ 43,502 $ 43,502
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $217,502) .............................................................
217,502
Total Short Term Investments (Cost $217,502 ) ..................................
217,502
a
Total Investments (Cost $79,795,735) 93.4% ....................................
$86,563,637
Other Assets, less Liabilities 6.6% .............................................
6,123,917
Net Assets 100.0% ...........................................................
$92,687,554
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $7,053,415, representing 7.6% of net assets.
c
A portion or all of the security is on loan at January 31, 2021. See Note 1(d).
d
See Note 1(d) regarding securities on loan.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding joint repurchase agreement.

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
January 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $1,878,619,839 $79,578,233
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 115,058,970 174,000
Cost - Unaffiliated repurchase agreements ..................................... — 43,502
Value - Unaffiliated issuers (Includes securities loaned of $— and $207,035 respectively) .. $2,788,119,758 $86,346,135
Value - Non-controlled affiliates (Note 3 f ) ....................................... 115,058,970 174,000
Value - Unaffiliated repurchase agreements ..................................... — 43,502
Cash ................................................................... — 1,933,428
Receivables:
Investment securities sold .................................................. 1,193,746 273,425
Capital shares sold ....................................................... 12,473,491 15,009
Dividends and interest .................................................... 2,959,572 1,282,852
European Union tax reclaims (Note 1e) ........................................ 49,843 3,982,556
Other assets ............................................................. 80,822 —
Total assets ......................................................... 2,919,936,202 94,050,907
Liabilities:
Payables:
Investment securities purchased ............................................. 1,193,746 —
Capital shares redeemed .................................................. 7,107,509 124,214
Management fees ........................................................ 1,764,207 78,429
Distribution fees ......................................................... 227,260 14,922
Transfer agent fees ....................................................... 438,078 95,704
Professional fees ........................................................ 39,244 60,923
Trustees' fees and expenses ................................................ — 7,124
IRS closing agreement fees for European Union tax reclaims (Note 1e) ................ — 646,473
Funds advanced by custodian ................................................ 4,193 —
Payable upon return of securities loaned (Note 1d) ................................. — 217,502
Accrued expenses and other liabilities .......................................... 35,907 118,062
Total liabilities ........................................................ 10,810,144 1,363,353
Net assets, at value ................................................ $2,909,126,058 $92,687,554
Net assets consist of:
Paid-in capital ............................................................ $2,019,569,617 $264,262,441
Total distributable earnings (losses) ............................................ 889,556,441 (171,574,887)
Net assets, at value ................................................ $2,909,126,058 $92,687,554

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
January 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Class A:
Net assets, at value ...................................................... $838,630,650 $51,659,605
Shares outstanding ....................................................... 39,847,324 3,617,220
Net asset value per share
a
................................................. $21.05 $14.28
Maximum offering price per share (net asset value per share ÷ 94.50% and 94.50%, respectively) ............................................................ $22.28 $15.11
Class C:
Net assets, at value ...................................................... $53,938,672 $3,428,616
Shares outstanding ....................................................... 2,706,338 246,463
Net asset value and maximum offering price per share
a
............................ $19.93 $13.91
Class R:
Net assets, at value ...................................................... $5,778,331 $655,104
Shares outstanding ....................................................... 277,682 45,962
Net asset value and maximum offering price per share ............................ $20.81 $14.25
Class R6:
Net assets, at value ...................................................... $512,505,396 $1,427,319
Shares outstanding ....................................................... 24,206,465 98,886
Net asset value and maximum offering price per share ............................ $21.17 $14.43
Advisor Class:
Net assets, at value ...................................................... $1,498,273,009 $35,516,910
Shares outstanding ....................................................... 70,876,017 2,466,819
Net asset value and maximum offering price per share ............................ $21.14 $14.40
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Global Trust
Financial Statements
Statements of Operations
January 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Investment income:
Dividends: (net of foreign taxes of $221,042 and $108,914, respectively)
Unaffiliated issuers ....................................................... $6,214,036 $1,100,257
Interest:
Unaffiliated issuers ....................................................... — 514
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 1,237 3,536
Other income (Note 1e) ..................................................... — 3,859,239
Less: IRS closing agreement fees for European Union tax reclaims (Note 1e) ............. — (646,473)
Total investment income .................................................. 6,215,273 4,317,073
Expenses:
Management fees (Note 3 a ) .................................................. 9,289,503 475,658
Distribution fees: (Note 3c )
    Class A ............................................................... 892,862 63,731
    Class C ............................................................... 234,639 18,205
    Class R ............................................................... 9,022 2,157
Transfer agent fees: (Note 3e )
    Class A ............................................................... 477,112 78,658
    Class C ............................................................... 31,344 5,610
    Class R ............................................................... 2,410 1,341
    Class R6 .............................................................. 90,921 3,765
    Advisor Class ........................................................... 899,804 62,750
Custodian fees (Note 4) ..................................................... 41,178 43,445
Reports to shareholders ..................................................... 27,808 15,562
Registration and filing fees ................................................... 48,368 46,709
Professional fees .......................................................... 49,901 57,393
Trustees' fees and expenses ................................................. 17,437 11,085
Other ................................................................... 17,117 56,287
Total expenses ........................................................ 12,129,426 942,356
Expense reductions (Note 4) .............................................. (7) (189)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (337,169) (3,687)
Net expenses ........................................................ 11,792,250 938,480
Net investment income (loss) ........................................... (5,576,977) 3,378,593
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (2,700,634) (1,212,783)
Foreign currency transactions ............................................... 212,304 67,015
Net realized gain (loss) ................................................. (2,488,330) (1,145,768)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 408,198,075 18,807,079
Translation of other assets and liabilities denominated in foreign currencies ............. (28,959) 107,405
Net change in unrealized appreciation (depreciation) ........................... 408,169,116 18,914,484
Net realized and unrealized gain (loss) ........................................... 405,680,786 17,768,716
Net increase (decrease) in net assets resulting from operations ......................... $400,103,809 $21,147,309

Franklin Global Trust
Financial Statements
Statements of Changes in Net Assets
January 31, 2021
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
Franklin International Growth Fund Franklin International Small Cap Fund
Six Months Ended
January 31, 2021
(unaudited)
Year Ended
July 31, 2020
Six Months Ended
January 31, 2021
(unaudited)
Year Ended
July 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(5,576,977) $(543,290) $3,378,593 $1,155,349
Net realized gain (loss) ............ (2,488,330) 85,511,804 (1,145,768) (158,837,339)
Net change in unrealized appreciation
(depreciation) ................. 408,169,116 328,955,690 18,914,484 42,033,347
Net increase (decrease) in net
assets resulting from operations . 400,103,809 413,924,204 21,147,309 (115,648,643)
Distributions to shareholders:
Class A ........................ (17,840,182) (583,191) — (4,656,796)
Class C ........................ (1,197,048) — — (447,264)
Class R ........................ (91,405) — — (140,313)
Class R6 ....................... (11,536,930) (1,649,415) — (355,953)
Advisor Class ................... (32,378,752) (2,923,733) — (17,447,793)
Total distributions to shareholders ..... (63,044,317) (5,156,339) — (23,048,119)
Capital share transactions: (Note 2 )
Class A ........................ 165,584,137 182,045,351 (7,956,122) (20,353,602)
Class C ........................ 8,619,544 5,030,644 (1,021,108) (4,831,150)
Class R ........................ 3,011,771 70,865 (344,463) (864,453)
Class R6 ....................... 73,671,876 (47,087,606) (3,606,094) (114,139,053)
Advisor Class ................... 161,498,386 83,434,176 (23,155,403) (287,311,317)
Total capital share transactions ....... 412,385,714 223,493,430 (36,083,190) (427,499,575)
Net increase (decrease) in net
assets ..................... 749,445,206 632,261,295 (14,935,881) (566,196,337)
Net assets:
Beginning of period ................ 2,159,680,852 1,527,419,557 107,623,435 673,819,772
End of period ..................... $2,909,126,058 $2,159,680,852 $92,687,554 $107,623,435

Franklin Global Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds, two of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds offer five classes of shares: Class
A, Class C, Class R, Class R6, and Advisor Class. Class C
shares automatically convert to Class A shares after they
have been held for 10 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees. Franklin International
Small Cap Fund was closed to new investors with limited
exceptions effective June 3, 2013.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds'  NAV is not calculated, which could result

Franklin Global Trust
Notes to Financial Statements

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Semiannual Report
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end,
as indicated in the Statements of Investments, had been
entered into on January 29, 2021.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or a
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Semiannual Report
joint repurchase agreement as included in the Statements of
Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent
and/or third-party vendor, is reported separately in the
Statements of Operations. The Fund bears the market risk
with respect to any cash collateral investment, securities
loaned, and the risk that the agent may default on its
obligations to the Fund. If the borrower defaults on its
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional
tax reclaims for previously withheld taxes on dividends
earned in those countries (EU reclaims). These additional
filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected as
other income in the Statements of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statements of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, EU reclaims received by the Funds, if any,
reduce the amounts of foreign taxes Fund shareholders can
use as tax credits in their individual income tax returns. In the event that EU reclaims received by the Funds during
the fiscal year exceed foreign withholding taxes paid, and
the Funds previously passed foreign tax credit on to its
shareholders, the Funds will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Funds' shareholders.
The Franklin International Small Cap Fund determined to
enter into closing agreements with the IRS and recorded the
estimated fees as a reduction to income, as reflected in the
Statement of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Semiannual Report
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
Franklin International Growth
Fund
Franklin International Small Cap
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended January 31, 2021
Shares sold
a
................................... 11,651,017 $234,264,690 102,350 $1,356,962
Shares issued in reinvestment of distributions .......... 709,072 14,557,260 — —
Shares redeemed ............................... (4,130,579) (83,237,813) (719,610) (9,313,084)
Net increase (decrease) .......................... 8,229,510 $165,584,137 (617,260) $(7,956,122)
Year ended July 31, 2020
Shares sold
a
................................... 20,440,895 $317,871,493 399,226 $5,855,089
Shares issued in reinvestment of distributions .......... 27,191 447,558 281,052 4,578,338
Shares redeemed ............................... (8,678,459) (136,273,700) (2,243,743) (30,787,029)
Net increase (decrease) .......................... 11,789,627 $182,045,351 (1,563,465) $(20,353,602)
Class C
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Semiannual Report
Franklin International Growth
Fund
Franklin International Small Cap
Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended January 31, 2021
Shares sold ................................... 712,478 $13,675,398 5,716 $75,242
Shares issued in reinvestment of distributions .......... 61,338 1,193,633 — —
Shares redeemed
a
.............................. (326,887) (6,249,487) (85,809) (1,096,350)
Net increase (decrease) .......................... 446,929 $8,619,544 (80,093) $(1,021,108)
Year ended July 31, 2020
Shares sold ................................... 940,559 $14,461,467 25,853 $366,741
Shares issued in reinvestment of distributions .......... — — 25,962 415,659
Shares redeemed
a
.............................. (637,542) (9,430,823) (398,688) (5,613,550)
Net increase (decrease) .......................... 303,017 $5,030,644 (346,873) $(4,831,150)
Class R
Class R Shares:
Six Months ended January 31, 2021
Shares sold ................................... 169,679 $3,462,642 5,591 $74,441
Shares issued in reinvestment of distributions .......... 4,501 91,405 — —
Shares redeemed ............................... (26,688) (542,276) (29,638) (418,904)
Net increase (decrease) .......................... 147,492 $3,011,771 (24,047) $(344,463)
Year ended July 31, 2020
Shares sold ................................... 71,453 $1,115,544 45,497 $620,017
Shares issued in reinvestment of distributions .......... — — 8,608 140,313
Shares redeemed ............................... (68,759) (1,044,679) (134,481) (1,624,783)
Net increase (decrease) .......................... 2,694 $70,865 (80,376) $(864,453)
Class R6
Class R6 Shares:
Six Months ended January 31, 2021
Shares sold ................................... 7,222,222 $146,303,482 30,620 $395,990
Shares issued in reinvestment of distributions .......... 521,126 10,756,050 — —
Shares redeemed ............................... (4,111,731) (83,387,656) (285,083) (4,002,084)
Net increase (decrease) .......................... 3,631,617 $73,671,876 (254,463) $(3,606,094)
Year ended July 31, 2020
Shares sold ................................... 7,293,980 $114,461,487 175,862 $2,471,173
Shares issued in reinvestment of distributions .......... 94,434 1,559,108 21,718 355,953
Shares redeemed ............................... (10,252,205) (163,108,201) (7,413,810) (116,966,179)
Net increase (decrease) .......................... (2,863,791) $(47,087,606) (7,216,230) $(114,139,053)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:
a. Management Fees
Franklin International Growth Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:
For the period ended January 31, 2021, the annualized gross effective investment management fee rate was 0.722% of the
Fund’s average daily net assets.
Franklin International Growth
Fund
Franklin International Small Cap
Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended January 31, 2021
Shares sold ................................... 14,775,782 $298,679,514 194,739 $2,655,045
Shares issued in reinvestment of distributions .......... 1,314,425 27,090,304 — —
Shares redeemed ............................... (8,176,579) (164,271,432) (2,025,752) (25,810,448)
Net increase (decrease) .......................... 7,913,628 $161,498,386 (1,831,013) $(23,155,403)
Year ended July 31, 2020
Shares sold ................................... 31,289,356 $494,640,659 2,151,343 $31,485,266
Shares issued in reinvestment of distributions .......... 142,097 2,343,172 1,005,623 16,462,058
Shares redeemed ............................... (27,398,771) (413,549,655) (25,451,802) (335,258,641)
Net increase (decrease) .......................... 4,032,682 $83,434,176 (22,294,836) $(287,311,317)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.760% Up to and including $500 million
0.740% Over $500 million, up to and including $1 billion
0.720% Over $1 billion, up to and including $1.5 billion
0.700% Over $1.5 billion, up to and including $6.5 billion
0.675% Over $6.5 billion, up to and including $11.5 billion
0.655% Over $11.5 billion, up to and including $16.5 billion
0.635% Over $16.5 billion, up to and including $19 billion
0.615% Over $19 billion, up to and including $21.5 billion
0.600% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Semiannual Report
Franklin International Small Cap Fund pays an investment management fee to Advisers of 0.950% per year of the average daily net assets of the Fund.
Under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to Franklin
International Small Cap Fund. The subadvisory fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with FT Institutional and Advisers, FT Services provides administrative services to the Funds. The fee is paid by FT Institutional and Advisers based on each of the Fund’s average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Reimbursement Plans:
Class A ............................... 0.35% 0.35%
Compensation Plans:
Class C ............................... 1.00% 1.00%
Class R ............................... 0.50% 0.50%
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $128,182 $1,070
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended January 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2021, investments in affiliated management investment companies were as follows:
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
CDSC retained ........................... $1,475 $56
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Transfer agent fees ........................ $653,417 $40,581 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $79,852,720 $307,423,640 $(272,217,390) $— $— $115,058,970 115,058,970 $—
Total Affiliated Securities .... $79,852,720 $307,423,640 $(272,217,390) $— $— $115,058,970 $—
Franklin International Small Cap Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $96,000 $4,076,000 $(3,998,000) $ — $ — $174,000 174,000 $—
Total Affiliated Securities .... $96,000 $4,076,000 $(3,998,000) $— $— $174,000 $—
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
FT Institutional has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin International Growth Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.86% based on the average net assets of each class until November 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Effective December 1, 2020, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class
R6 transfer agent fees do not exceed 0.01% based on the average net assets of the class until November 30, 2021. Prior to December 1, 2020, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to
0.72% based on the average net assets of the class.
For Franklin International Small Cap Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until November 30,
2021.
h. Other Affiliated Transactions
During the year ended July 31, 2020, affiliated parties reimbursed the Franklin International Small Cap Fund $485,005 for
losses resulting from a NAV error.  This reimbursement is reflected in capital share transactions in the Statement of Changes in Net Assets.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended January 31, 2021 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2020, Franklin International Small Cap Fund deferred post-October capital losses of
$10,949,082.
At January 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 19,767,656
Long term ............................. — 150,025,089
Total capital loss carryforwards ............ $— $169,792,745
3. Transactions with Affiliates
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2021, were as follows:
At January 31, 2021, in connection with securities lending transactions, the Franklin International Small Cap Fund loaned equity investments and received $217,502 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
a a a
Cost of investments ....................... $1,998,232,021 $80,291,025
Unrealized appreciation ..................... $918,698,436 $17,083,607
Unrealized depreciation ..................... (13,751,729) (10,810,995)
Net unrealized appreciation (depreciation) ....... $904,946,707 $6,272,612
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Purchases .............................. $525,629,770 $8,229,956
Sales .................................. $205,153,187 $39,263,036
5. Income Taxes
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Semiannual Report
emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended January 31, 2021, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2021, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 91,649,540 $ — $ 91,649,540
Air Freight & Logistics ................... — 85,814,631 — 85,814,631
Banks ............................... — 84,431,901 — 84,431,901
Biotechnology ......................... — 161,516,244 — 161,516,244
Capital Markets ........................ — 160,788,083 — 160,788,083
Chemicals ........................... — 276,451,207 — 276,451,207
Diversified Consumer Services ............ 84,568,000 — — 84,568,000
Diversified Telecommunication Services ..... — 76,433,243 — 76,433,243
Entertainment ......................... — 78,465,584 — 78,465,584
Health Care Equipment & Supplies ......... — 265,183,734 — 265,183,734
Internet & Direct Marketing Retail .......... 110,329,620 97,309,873 — 207,639,493
IT Services ........................... 68,112,580 271,904,569 — 340,017,149
Media ............................... — 140,977,840 — 140,977,840
Pharmaceuticals ....................... — 82,095,391 — 82,095,391
Professional Services ................... 47,172,200 78,990,056 — 126,162,256
Semiconductors & Semiconductor Equipment . — 101,428,086 — 101,428,086
Software ............................. 108,970,000 222,643,736 — 331,613,736
9. Credit Facility
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Semiannual Report
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Trading Companies & Distributors .......... $ — $ 92,883,640 $ — $ 92,883,640
Short Term Investments ................... 115,058,970 — — 115,058,970
Total Investments in Securities ........... $534,211,370 $2,368,967,358 $— $2,903,178,728
Franklin International Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 467,680 — — 467,680
Air Freight & Logistics ................... — 3,967,391 — 3,967,391
Capital Markets ........................ 1,838,040 2,045,482 — 3,883,522
Chemicals ........................... — 2,103,422 — 2,103,422
Commercial Services & Supplies ........... 7,400,878 4,630,015 — 12,030,893
Distributors ........................... 2,032,952 — — 2,032,952
Diversified Consumer Services ............ 2,141,006 — — 2,141,006
Diversified Telecommunication Services ..... 2,858,497 — — 2,858,497
Electrical Equipment .................... 1,220,787 — — 1,220,787
Entertainment ......................... — 3,575,199 — 3,575,199
Food & Staples Retailing ................. 5,092,245 — — 5,092,245
Food Products ........................ 769,936 3,377,539 — 4,147,475
Health Care Providers & Services .......... — 6,976,242 — 6,976,242
Household Durables .................... — 2,356,375 — 2,356,375
Insurance ............................ 7,491,680 — — 7,491,680
Internet & Direct Marketing Retail .......... — 1,166,281 — 1,166,281
IT Services ........................... — 2,877,430 — 2,877,430
Machinery ............................ 2,025,364 — — 2,025,364
Marine .............................. 2,006,991 — — 2,006,991
Media ............................... — 1,089,452 — 1,089,452
Pharmaceuticals ....................... — 4,074,399 — 4,074,399
Real Estate Management & Development .... 2,683,909 3,230,456 — 5,914,365
Software ............................. — 2,423,735 — 2,423,735
Specialty Retail ........................ — 932,027 — 932,027
Trading Companies & Distributors .......... — 2,221,374 — 2,221,374
Transportation Infrastructure .............. 1,269,351 — — 1,269,351
Short Term Investments ................... 174,000 43,502 — 217,502
Total Investments in Securities ........... $39,473,316 $47,090,321 $— $86,563,637
10. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

Franklin Global Trust
Tax Information (unaudited)

franklintempleton.com
Semiannual Report
1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
At July 31, 2020, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue
Code. This written statement will allow shareholders of record on December 14, 2020, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.
Foreign Tax
Paid Per Share
Foreign Source
Income Per Share
Foreign Source Qualified
Dividends Per Share
Franklin International Growth Fund $0.0079 $0.0652 $0.0478

Franklin Global Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FGT3 S 03/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Global Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc.
Franklin Templeton Institutional, LLC
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report
Franklin Emerging
Market Debt
Opportunities Fund
A Series of Franklin Global Trust
January 31, 2021

Not FDIC Insured May Lose Value No Bank Guarantee
ftinstitutional.com
Not part of the semiannual report
1
Contents
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund 2
Performance Summary 6
Your Fund’s Expenses 8
Consolidated Financial Highlights and Consolidated
Statement of Investments 9
Consolidated Financial Statements 15
Notes to Consolidated Financial Statements 18
Tax Information 31
Shareholder Information 32
Visit ftinstitutional.com for fund updates, to
access your account, or to find investment
insights.

2
ftinstitutional.com
Semiannual Report
SEMIANNUAL REPORT
Franklin Emerging Market Debt Opportunities Fund
This semiannual report for Franklin Emerging Market Debt
Opportunities Fund covers the period ended January 31,
2021 .
Your Fund’s Goal and Main Investments
The Fund seeks high total return. Under normal market
conditions, the Fund invests at least 80% of its net
assets in debt securities of emerging market countries—
mainly securities issued by sovereign and subsovereign
government entities, but also including securities issued by corporate entities that are controlled by a sovereign entity, and corporate emerging markets debt.
Performance Overview
The Fund posted a +12.28% cumulative total return for
the six months under review. In comparison, the Fund’s
first benchmark, the J.P. Morgan (JPM) Emerging Markets
Bond Index (EMBI) Global Diversified Index, which tracks
total returns for U.S. dollar-denominated debt instruments
issued by emerging market sovereign and quasi-sovereign
entities, posted a total return of +3.24%.
1
The Fund’s second
benchmark, the JPM EMBI Global Diversified ex-GCC Index,
which tracks total returns for U.S. dollar-denominated debt
instruments issued by emerging market sovereign and quasi-
sovereign entities, excluding Saudi Arabia, Qatar, the United
Arab Emirates, Bahrain and Kuwait, posted a total return of
+3.58%.
2
The Fund’s third benchmark, the JPM Government
Bond Index-Emerging Markets (GBI-EM) Broad Diversified
Index (US$ Unhedged), which tracks local currency bonds
issued in emerging markets, posted a +6.33% total return.
3
Also for comparison, the Fund’s fourth benchmark, the
ICE BofA Emerging Market Corporate Plus (EMCB) Index
(100% US$ Hedged), which tracks the performance of U.S.
dollar-denominated and euro-denominated emerging market
non-sovereign debt publicly issued within the major domestic and Eurobond markets, posted a +3.90% total return.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
*Includes securities determined to have no value at 1/31/21.
Economic and Market Overview
After the initial novel coronavirus (COVID-19) outbreak in the first half of 2020, most economies around the world started
to recover during the six months under review, albeit to
varying degrees.
The U.S. economy returned to growth in the third quarter
of 2020, and November elections decisively shifted U.S.
economic policy to greater fiscal stimulus. The U.S. Treasury yield curve steepened after the Federal Reserve announced
that it would start targeting “average inflation” in August, and again after its December statement that it would buy bonds
until the economy reaches full employment and 2% inflation.
Ten-year U.S. Treasury yields rose 56 basis points (bps)
during the six months under review, to 1.11% at the end of
January.
COVID-19 infections waxed and waned during those six
months, with so-called “second waves” in many countries.
But the approval and rollout of vaccines beginning in
November was a game changer: it raised investors’ hopes
of a return to normality and faster economic growth, in the
Portfolio Composition
1/31/21
% of Total
Net Assets
Foreign Government and Agency Securities 65.3%
Quasi-Sovereign Bonds 9.1% *
Corporate Bonds 7.6% *
Warrants 3.2%
Loan Participations and Assignments 2.5% *
Short-Term Investments & Other Net Assets 12.3%
1. Source: Morningstar.
2. Source: FactSet.
3. Source: J.P. Morgan.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI).
The Consolidated SOI begins on page
10
.

Franklin Emerging Market Debt Opportunities Fund
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U.S. and around the world. Oil production rose for most of
the review period, but prices mainly followed COVID-19
sentiment. They rose in August and September, fell back in
October after concerns about second waves surfaced, but
rallied again after vaccine news emerged in November.
Nearly all emerging markets benefited from increased
government stimulus, and from more monetary stimulus than
ever before. The November election of Joe Biden as U.S.
president raised hopes for a more favorable, cooperative
international framework in politics and trade. But the
economic picture differed from one emerging market to
another. Some economies expanded over the calendar year
2020, often helped by lower energy prices than in previous
years. This was the case of China and of smaller economies
such as Vietnam or Kenya. Others, such as Kazakhstan
and Mozambique, are set to report modest economic
contractions. A third category faces more significant
contractions. This group includes commodity exporters
such as Angola and South Africa, as well as much of Latin
America.
Emerging market (EM) hard-currency government bonds
returned +3.24% during the review period, as measured
by the JPM EMBI Global Diversified Index.
1
U.S. 10-year
Treasury yields rose 56 bps during that time. The index’s
spread over U.S. Treasuries narrowed by 89 bps during that
time, to end the six months at 351 bps, on a yield-to-worst
basis.
EM local-currency sovereign bonds returned +6.33%, as
measured by the JPM GBI-EM Broad Diversified Index (US$
Unhedged).
3
Local-currency yields rose seven bps but most
EM currencies appreciated, with some notable exceptions,
relative to the weaker U.S. dollar.
U.S. dollar- and euro-denominated EM corporate bonds
returned +3.90%, as per the ICE BofA EMCB Index (100%
US$ Hedged) Index.
1
EM corporate spreads narrowed more
than spreads on EM government bonds, even though the
latter are generally longer-dated.
Investment Strategy
Our portfolio construction process can be summarized in
three integral steps—country allocation, currency allocation and issue selection. The first stage of our emerging market
debt investment process is identifying the countries for
which we have a favorable outlook, which we manage with a
bottom-up, research-driven perspective. Since the portfolio
is constructed through bottom-up, fundamental research and
not relative to a benchmark index, there is no requirement
to hold issues from any one country. The next decision is
whether to take exposure in the form of “hard currency” or
local currency instruments. Hard currencies are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations.
Geographic Composition
1/31/21
% of Total
Net Assets
Supranational 6.5%
Mexico 5.8%
Argentina 5.4%
Grenada 4.8%
Belarus 4.8%
Iraq 4.5%
Uruguay 4.0%
Russia 3.7%
Indonesia 3.3%
Ukraine 3.3%
Angola 3.3%
Ghana 2.7%
El Salvador 2.6%
Suriname 2.6%
Tunisia 2.5%
Gabon 2.2%
Colombia 2.1%
Turkey 2.0%
South Africa 2.1%
Venezuela 1.9%
Paraguay 1.9%
Jordan 1.7%
Dominican Republic 1.3%
Cameroon 1.3%
Mozambique 1.2%
Azerbaijan 1.2%
Bermuda 1.1%
Armenia 1.1%
Honduras 1.1%
Other 5.7%
Short-Term Investments & Other Net Assets 12.3%

Franklin Emerging Market Debt Opportunities Fund
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Semiannual Report
The last decision concerns security selection. This depends
on a number of factors, including the type of the security’s coupon (fixed or floating).
Manager’s Discussion
During the reporting period, U.S.-dollar bonds of the
International Bank of Azerbaijan (IBA) were a major
contributor to Fund performance. In September, we reached
agreement with IBA to sell them back these bonds, on which
they had defaulted in 2017. Under the new agreement, IBA
repaid 91% of the principal and interest due, instead of the
80% that other investors accepted under the terms of the
original restructuring in 2017. Since then, several rulings
in the English courts had prevented the Fund from being
forced to accept the original restructuring terms, and the
next step in enforcing the Fund’s claim for unpaid principal and interest would have been arbitration. We believed the
Fund’s chances of success in arbitration were high, but the
considerable time and cost of such proceedings made an
agreement with IBA more attractive to us.
U.S.-dollar bonds of Argentina’s province of Chubut also
helped the Fund’s results. The Argentine provincial bonds
that we selected for the Fund are supported by oil and gas
royalties. Historic falls in oil prices had depressed prices for these bonds in the first half of 2020. But the bonds recovered somewhat as oil prices rebounded, and after Argentina’s
central government rescheduled US$65 billion in foreign-law
debt held by private investors.
The province of Chubut’s bonds performed particularly well
after Chubut achieved an extension of its New York-law
bonds, originally due 2026, in December. Bondholders led
by a steering group including Franklin Templeton agreed to
extend the principal amortization profile of the province’s
bonds to 2030. The agreement minimized near-term
amortization payments to provide cashflow relief for the next two years, but maintained the coupon rate at the original
7.75%, although the rate will be 7.24% until October 2021.
We also secured additional credit enhancements, mainly
by increasing and extending the life of the royalty payments that collateralize the bonds, to match their extended life-
to-maturity. The restructuring hardly impaired the bonds’
value, which gained more than 10 percentage points during
December, to nearly 80% of par by the end of the year.
The Fund’s position in U.S.-dollar bonds of Grenada’s
government also added to returns. Grenada was one of
few governments to actively seek private-sector debt relief
alongside the Debt Service Suspension Initiative, in May
2020. It failed to convince the country’s bondholders of the need for private-sector involvement and agreed to continue
discussions ahead of a coupon payment due in December.
Grenada’s economy is largely dependent on tourism, which
has come to a halt since the pandemic hit. As a result,
the country experienced a sharp economic contraction in
2020, combined with severe external pressures. However,
Grenada’s strong fiscal performance, with budget surpluses
over previous years, allowed it to absorb the shock from the
COVID-19 crisis, and its government’s ample fiscal buffers
allowed it to respond to the crisis effectively. As a result, discussions with bondholders over the December coupon
payment were shelved and payment was made. If Grenada’s
situation continues to deteriorate, and buffers dry up, further discussions could ensue.
In contrast, U.S. dollar-denominated oil price warrants
issued by the Nigerian government detracted from Fund
performance. These warrants expired in November 2020,
without any payment during the year. Payments on the
warrants were due whenever six-month average prices for
Nigerian crude oil exceeded around US$43 per barrel. With
its historically low oil prices, 2020 was the first time since
2004 that a scheduled payment on the warrants had been
missed in its entirety.
The Fund’s position in U.S.-dollar bonds of Argentina’s
central government also detracted from Fund returns.
In August, Argentina’s central government struck an
agreement with private investors, to exchange US$65 billion
of Argentine foreign-law debt for new securities, worth
around 55% of the debt’s original face value. But prices for the newly issued bonds weakened during September, as
investors feared that the debt restructuring failed to address
Argentina’s long-term challenges. The catalyst for the bonds’
weakness was a new set of capital controls, including
restrictions on companies’ access to U.S. dollars to refinance their debt. Investors considered that these controls did not address the main cause of the problem, which is the over-
valued official exchange rate. Some investors had expected
the government to devalue this official rate after completing the debt restructuring.
The Fund’s exposure to the weaker Belarusian ruble also
hurt Fund performance. The Belarusian ruble weakened
after the country’s presidential election in early August
triggered months of protests. Incumbent president Alexander
Lukashenko was reelected to a sixth term in office, with
an official 80% of the vote. Protesters demonstrated
against what was widely seen as a rigged election, and the
European Union pressed ahead with sanctions, stating that it considered the elections to be “neither free nor fair.”

Franklin Emerging Market Debt Opportunities Fund
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Semiannual Report
We thank you for your confidence in Franklin Emerging
Market Debt Opportunities Fund and hope to serve your
investment needs at the highest level of expectations.
Nicholas Hardingham, CFA
Stephanie Ouwendijk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of January 31, 2021 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
1/31/21
Issuer
Industry , Country
% of Total
Net Assets
a a
Mexico Government Bond 5.8%
Diversified Financial Services, Mexico
Grenada Government Bond 4.8%
Diversified Financial Services, Grenada
Iraq Government Bond 4.5%
Diversified Financial Services, Iraq
Provincia del Chubut Argentina 4.0%
Municipal Bonds, Argentina
Uruguay Government Bond 4.0%
Diversified Financial Services, Uruguay
Development Bank of the Republic of Belarus
JSC 3.3%
Banks, Belarus
Angola Government Bond 3.3%
Diversified Financial Services, Angola
El Salvador Government Bond 2.6%
Diversified Financial Services, El Salvador
Russia Government Bond 2.6%
Diversified Financial Services, Russia
Suriname Government Bond 2.6%
Diversified Financial Services, Suriname
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of January 31, 2021
Franklin Emerging Market Debt Opportunities Fund
6
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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/21
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Cumulative
Total Return
2
Average Annual
Total Return
3
–
6-Month
4
+12.28% +12.28%
1-Year +4.00% +4.00%
5-Year +46.16% +7.89%
10-Year +64.46% +5.10%
See page 7 for Performance Summary footnotes.

Franklin Emerging Market Debt Opportunities Fund
Performance Summary
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Semiannual Report
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing including currency volatility, economic instability, and social and political developments of countries where the Fund invests. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. In addition, interest rate movements will affect the Fund’s share price and yield. Prices of debt securities generally move in the opposite direction of interest rates.
Thus, as prices of debt securities in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction, a waiver related to the management fee paid by a Fund subsidiary and a fee waiver associated with any investments it makes in a
Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 11/30/21. Fund investment results reflect the expense reduction and fee waivers; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 7/31/20 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
With Fee
Waiver
Without Fee
Waiver
1.02% 1.06%

Your Fund’s Expenses
Franklin Emerging Market Debt Opportunities Fund
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
=$64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/20
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1,2
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,121.70 $5.35 $1,020.16 $5.09 1.00%

Franklin Global Trust
Consolidated Financial Highlights
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
9
a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.19 $11.66 $11.68 $11.68 $10.76 $10.72
Income from investment operations
a
:
Net investment income
b
............. 0.36 0.97 0.97 0.86 0.83 0.89
Net realized and unrealized gains (losses) 0.88 (1.64) (0.13) (0.36) 0.17 (0.26)
Total from investment operations ........ 1.24 (0.67) 0.84 0.50 1.00 0.63
Less distributions from:
Net investment income and net foreign
currency gains .................... — (0.80) (0.86) (0.47) — (0.59)
Net realized gains ................. — — — (0.03) (0.08) —
Total distributions ................... — (0.80) (0.86) (0.50) (0.08) (0.59)
Net asset value, end of period .......... $11.43 $10.19 $11.66 $11.68 $11.68 $10.76
Total return
c
....................... 12.17% (6.24)% 8.04% 4.04% 9.40% 6.41%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.25% 1.15% 1.11% 1.09% 1.07% 1.06%
Expenses net of waiver and paym ents by
affiliates
e
.......................... 1.00% 1.00% 1.00% 1.00% 1.00% 1.00%
Net investment income ............... 6.66% 8.95% 8.58% 7.31% 7.43% 8.70%
Supplemental data
Net assets, end of period (000’s) ........ $106,085 $111,159 $387,888 $518,344 $514,406 $552,835
Portfolio turnover rate ................ 29.16% 34.71% 14.29% 33.70% 29.45% 21.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Consolidated Statement of Investments (unaudited), January 31, 2021
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
10
0
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Diversified Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ......................... Kazakhstan 193,625 $ —
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 55,882,058 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 5,561,052 —
Total Common Stocks (Cost $433,378) .........................................
—
Warrants
Warrants 3.2%
Diversified Financial Services 3.2%
b,d,e
Ukraine Government, VRI, GDP Linked Security, Senior Bond, Reg
S, 5/31/40 ......................................... Ukraine 2,000,000 2,264,640
a,b,f
Venezuela Government, Oil Value Recovery, 4/15/20 ........... Venezuela 925,920 1,072,002
3,336,642
Total Warrants (Cost $18,386,506) .............................................
3,336,642
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,c,f,g
Global Distressed Alpha Fund III LP ....................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .......................
—
Principal
Amount
*
Quasi-Sovereign Bonds 9.1%
Banks 3.3%
d
Development Bank of the Republic of Belarus JSC , Senior Note ,
144A, 12% , 5/15/22 .................................. Belarus 8,900,000 BYN 3,479,094
Diversified Financial Services 0.0%
†
a,c
Astana Finance JSC , Secured Note , 144A, Zero Cpn ., 12/22/24 .. Kazakhstan 136,566 1,366
a,c,h,i
Sphynx Capital Markets PCC (National Investment Bank of Ghana) ,
PTN , Secured Note , Reg S, Zero Cpn ., 2/05/09 ............. Ghana 8,000,000 —
1,366
Municipal Bonds 4.0%
d
Provincia del Chubut Argentina , 144A, 7.75% , 7/26/26 .......... Argentina 5,434,000 4,252,105
Oil, Gas & Consumable Fuels 0.9%
d
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. Venezuela 1,000,000 961,875
Wireless Telecommunication Services 0.9%
d
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Note , 144A, 8.875% , 10/18/29 ...................
Trinidad and
Tobago 970,000 1,010,012
Total Quasi-Sovereign Bonds (Cost $13,844,067) ................................
9,704,452
Corporate Bonds 7.6%
Banks 1.0%
d
Akbank T.A.S. , Sub. Bond , 144A, 6.797% to 4/27/23, FRN thereafter ,
4/27/28 ........................................... Turkey 1,100,000 1,094,922
Capital Markets 1.0%
d
Georgia Capital JSC , Senior Note , 144A, 6.125% , 3/09/24 ....... Georgia 1,000,000 1,017,700
Construction & Engineering 1.0%
d
IHS Netherlands Holdco BV , Senior Note , 144A, 8% , 9/18/27 ..... Nigeria 1,000,000 1,078,750

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Food Products 1.9%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 10.25% ,
1/29/25 ........................................... Paraguay 2,000,000 $ 1,961,000
Multiline Retail 0.0%
†
a,d,j
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 4,631,313 —
a,d,j
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 1,498,286 7,492
7,492
Oil, Gas & Consumable Fuels 2.7%
d
Indika Energy Capital IV Pte. Ltd. , Senior Secured Note , 144A,
8.25% , 10/22/25 ..................................... Indonesia 1,050,000 1,130,587
d
Medco Oak Tree Pte. Ltd. , Senior Secured Note , 144A, 7.375% ,
5/14/26 ........................................... Indonesia 770,000 822,938
d
Tullow Oil plc , Senior Note , 144A, 7% , 3/01/25 ............... Ghana 1,402,000 923,007
2,876,532
Total Corporate Bonds (Cost $14,068,206) ......................................
8,036,396
k
Loan Participations and Assignments 2.5%
d
Alfa Bank AO Via Alfa Bond Issuance plc, Sub. Bond, 144A, 5.95%
to 4/15/25, FRN thereafter, 4/15/30 ....................... Russia 1,100,000 1,167,733
a,c,f,j,l
Global Distressed Alpha Fund III LP, PIK, 12%, Perpetual ....... United States 710,060 287,330
a,c,h
NK Debt Corp. (The) ,
144A, Zero Cpn ., 3/12/20 .............................. North Korea 4,250,000 DEM —
Reg S, Zero Cpn ., 3/12/20 ............................. North Korea 2,000,000 CHF —
Reg S, Zero Cpn ., 3/12/20 ............................. North Korea 18,000,000 DEM —
d
State Savings Bank of Ukraine Via SSB #1 plc, Senior Note, 144A,
9.625%, 3/20/25 ..................................... Ukraine 1,125,000 1,209,105
Total Loan Participations and Assignments (Cost $6,103,850) ....................
2,664,168
Foreign Government and Agency Securities 65.3%
d
Angola Government Bond , Senior Bond , 144A, 8% , 11/26/29 ..... Angola 3,500,000 3,469,812
Argentina Government Bond ,
Senior Note, 1%, 7/09/29 .............................. Argentina 150,490 62,754
Senior Note, 0.125%, 7/09/30 ........................... Argentina 1,370,020 527,458
Senior Bond, 0.125%, 7/09/35 .......................... Argentina 2,509,979 864,688
d
Armenia Government Bond , Senior Bond , 144A, 7.15% , 3/26/25 .. Armenia 1,000,000 1,158,094
d
Asian Infrastructure Investment Bank (The) , Senior Note , Reg S,
16% , 9/14/21 ....................................... Supranational
m
17,000,000 TRY 2,313,688
Banque Centrale de Tunisie International Bond ,
d
Senior Note, Reg S, 6.375%, 7/15/26 ..................... Tunisia 900,000 EUR 1,003,424
Senior Bond, 4.2%, 3/17/31 ............................ Tunisia 270,000,000 JPY 1,672,937

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
d
Banque Ouest Africaine de Developpement , Senior Bond , 144A,
4.7% , 10/22/31 ..................................... Supranational
m
1,100,000 $ 1,205,666
d
Belarus Government Bond , Senior Note , 144A, 6.875% , 2/28/23 .. Belarus 1,500,000 1,565,205
d
Benin Government Bond , Senior Bond , 144A, 4.875% , 1/19/32 ... Benin 600,000 EUR 723,400
d
Cameroon Government Bond , Senior Bond , 144A, 9.5% , 11/19/25 Cameroon 1,200,000 1,367,942
Colombia Government Bond , Senior Bond , 3% , 1/30/30 ........
Colombia 2,200,000 2,270,125
d
Costa Rica Government Bond , Senior Bond , 144A, 7.158% , 3/12/45 Costa Rica 200,000 198,750
d
Dominican Republic Government Bond , Senior Note , 144A, 8.9% ,
2/15/23 ...........................................
Dominican
Republic 80,000,000 DOP 1,421,516
d
Egypt Government Bond , Senior Bond , 144A, 7.625% , 5/29/32 ... Egypt 900,000 1,000,170
d
El Salvador Government Bond , Senior Bond , Reg S, 7.65% , 6/15/35 El Salvador 2,850,000 2,807,250
d
Ethiopia Government Bond , Senior Bond , 144A, 6.625% , 12/11/24 Ethiopia 200,000 189,500
d
Gabon Government Bond ,
Senior Bond, 144A, 6.95%, 6/16/25 ...................... Gabon 1,900,000 2,037,636
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 300,000 297,041
Ghana Government Bond , 18.25% , 7/25/22 ..................
Ghana 11,000,000 GHS 1,929,487
d
Grenada Government Bond ,
144A, 7%, 5/12/30 ................................... Grenada 5,356,390 4,151,203
Reg S, 7%, 5/12/30 .................................. Grenada 1,160,689 899,534
d
Honduras Government Bond , Senior Bond , 144A, 5.625% , 6/24/30 Honduras 1,000,000 1,126,500
d
Indonesia Government Bond , Senior Bond , Reg S, 4.35% , 1/08/27 Indonesia 1,350,000 1,563,692
Inter-American Development Bank , GDP Linked Security , Senior
Note , 7.875% , 3/14/23 ................................ Supranational
m
30,000,000,000 IDR 2,279,722
International Finance Corp. , 7.5% , 10/29/21 .................
Supranational
m
3,900,000 GEL 1,181,867
d
Iraq Government Bond , Reg S, 5.8% , 1/15/28 ................ Iraq 5,031,250 4,751,714
Jamaica Government Bond , Senior Bond , 7.875% , 7/28/45 ......
Bermuda 850,000 1,200,625
d
Jordan Government Bond , Senior Bond , 144A, 5.85% , 7/07/30 ... Jordan 1,600,000 1,763,144
Mexico Government Bond ,
Senior Bond, 3.75%, 1/11/28 ........................... Mexico 1,500,000 1,672,117
M, 8%, 11/07/47 ..................................... Mexico 78,160,000 MXN 4,441,586
d
Mozambique Government Bond , 144A, 5% to 9/15/23, 9% thereafter ,
9/15/31 ........................................... Mozambique 1,400,000 1,267,000
Russia Government Bond ,
d
Senior Bond, Reg S, 4.875%, 9/16/23 .................... Russia 1,000,000 1,101,366
n
Index Linked, 2.5%, 7/17/30 ............................ Russia 125,337,960 RUB 1,666,465
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 38,600,000 ZAR 2,184,780
d
Southern Gas Corridor CJSC , Senior Bond , 144A, 6.875% , 3/24/26 Azerbaijan 1,000,000 1,206,890
d,h
Suriname Government Bond ,
Senior Bond, 144A, 9.25%, 10/26/26 ..................... Suriname 2,750,000 1,805,925
o
144A, FRN, 12.875%, 12/30/23 ......................... Suriname 1,400,000 959,000
Turkey Government Bond , Senior Bond , 4.875% , 4/16/43 .......
Turkey 1,300,000 1,105,047
n
Uruguay Government Bond , Index Linked, Senior Bond , 3.7% ,
6/26/37 ........................................... Uruguay 158,142,569 UYU 4,246,404
d
Uzbekistan Government Bond , Senior Note , 144A, 14.5% , 11/25/23 Uzbekistan 6,200,000,000 UZS 588,574
Total Foreign Government and Agency Securities (Cost $72,717,507) ..............
69,249,698
Total Long Term Investments (Cost $130,153,514) ...............................
92,991,356
a
Short Term Investments 10.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 2.2%
p
Egypt Treasury Bill ,
8/03/21 ........................................... Egypt 12,000,000 EGP 719,625
8/17/21 ........................................... Egypt 14,000,000 EGP 835,386

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
13
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
p
Egypt Treasury Bill, (continued)
8/31/21 ........................................... Egypt 12,700,000 EGP $ 754,032
2,309,043
Total Foreign Government and Agency Securities (Cost $2,295,990) ...............
2,309,043
Shares
a
Money Market Funds 8.5%
q,r
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 9,008,285 9,008,285
Total Money Market Funds (Cost $9,008,285) ...................................
9,008,285
Total Short Term Investments (Cost $11,304,275 ) ................................
11,317,328
a
Total Investments (Cost $141,457,789) 98.4% ...................................
$104,308,684
Other Assets, less Liabilities 1.6% .............................................
1,776,484
Net Assets 100.0% ...........................................................
$106,085,168
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $64,324,596, representing 60.6% of net assets.
e
The principal represents the notional amount. See Note 1(c) regarding value recovery instruments.
f
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 1(f).
g
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
h
See Note 7 regarding credit risk and defaulted securities.
i
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
j
Income may be received in additional securities and/or cash.
k
See Note 1(d) regarding loan participations and assignments.
l
Perpetual security with no stated maturity date.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
Principal amount of security is adjusted for inflation. See Note 1(h).
o
The coupon rate shown represents the rate at period end.
p
The security was issued on a discount basis with no stated coupon rate.
q
See Note 3(d) regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
14
At January 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
See Note 11 regarding other derivative information.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Sell 1,400,000 1,700,352 3/10/21 $ 147 $ —
Japanese Yen ...... RBCCM Buy 98,000,000 940,029 3/10/21 — (4,122)
Japanese Yen ...... RBCCM Sell 290,000,000 2,790,133 3/10/21 20,613 —
Total Forward Exchange Contracts ................................................... $20,760 $(4,122)
Net unrealized appreciation (depreciation) ............................................ $16,638
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page
30
.

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
January 31, 2021 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
15
Franklin
Emerging
Market Debt
Opportunities
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $132,449,504
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 9,008,285
Value - Unaffiliated issuers .................................................................. $95,300,399
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 9,008,285
Cash .................................................................................... 103,016
Restricted currency, at value (cost $284,587) (Note
1 e
) ............................................... 203,335
Foreign currency, at value (cost $191,110) ........................................................ 191,601
Receivables:
Investment securities sold ................................................................... 1,115,008
Capital shares sold ........................................................................ 126,830
Interest ................................................................................. 1,427,810
Affiliates ................................................................................ 12,608
Unrealized appreciation on OTC forward exchange contracts .......................................... 20,760
Other assets .............................................................................. 3
Total assets .......................................................................... 107,509,655
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,261,999
Capital shares redeemed ................................................................... 29,395
Transfer agent fees ........................................................................ 17,577
Unrealized depreciation on OTC forward exchange contracts .......................................... 4,122
Deferred tax ............................................................................... 49,326
Accrued expenses and other liabilities ........................................................... 62,068
Total liabilities ......................................................................... 1,424,487
Net assets, at value ................................................................. $106,085,168
Net assets consist of:
Paid-in capital ............................................................................. $236,747,666
Total distributable earnings (losses) ............................................................. (130,662,498)
Net assets, at value ................................................................. $106,085,168
Shares outstanding ......................................................................... 9,278,518
Net asset value and maximum offering price per share ............................................... $11.43

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statement of Operations
for the period ended January 31, 2021 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
16
Franklin
Emerging
Market Debt
Opportunities
Fund
Investment income:
Interest: (net of foreign taxes of $52,608)
Unaffiliated issuers ........................................................................ $4,179,806
Expenses:
Management fees (Note 3 a ) ................................................................... 463,617
Transfer agent fees (Note 3 c ) .................................................................. 33,262
Custodian fees (Note 4 ) ...................................................................... (1,089)
Reports to shareholders ...................................................................... 5,731
Registration and filing fees .................................................................... 19,699
Professional fees ........................................................................... 202,399
Trustees' fees and expenses .................................................................. 3,328
Other .................................................................................... 12,725
Total expenses ......................................................................... 739,672
Expense reductions (Note 4 ) ............................................................... (277)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................................. (193,843)
Net expenses ......................................................................... 545,552
Net investment income ................................................................ 3,634,254
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (12,065,240)
Foreign currency transactions ................................................................ (746,058)
Forward exchange contracts ................................................................. (151,175)
Net realized gain (loss) .................................................................. (12,962,473)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 21,835,083
Translation of other assets and liabilities denominated in foreign currencies .............................. (66,068)
Forward exchange contracts ................................................................. 123,976
Change in deferred taxes on unrealized appreciation ............................................... (9,463)
Net change in unrealized appreciation (depreciation) ............................................ 21,883,528
Net realized and unrealized gain (loss) ............................................................ 8,921,055
Net increase (decrease) in net assets resulting from operations .......................................... $12,555,309

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
17
Franklin Emerging Market Debt Opportunities
Fund
Six Months Ended
January 31, 2021
(unaudited)
Year Ended
July 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,634,254 $28,477,507
Net realized gain (loss) ................................................. (12,962,473) (73,570,850)
Net change in unrealized appreciation (depreciation) ........................... 21,883,528 324,565
Net increase (decrease) in net assets resulting from operations ................ 12,555,309 (44,768,778)
Distributions to shareholders .............................................. — (26,830,938)
Capital share transactions (Note 2 ) .......................................... (17,628,862) (205,129,644)
a
Net increase (decrease) in net assets ................................... (5,073,553) (276,729,360)
Net assets:
Beginning of period ..................................................... 111,158,721 387,888,081
End of period .......................................................... $106,085,168 $111,158,721
a
Includes reimbursement from affiliated parties of $556,493. See Note 3(f).

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)
Franklin Emerging Market Debt Opportunities Fund
18
ftinstitutional.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). Franklin Emerging Market Debt
Opportunities Fund (Fund) is included in this report.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund’s administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)
19
ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)
20
ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset
in the Consolidated Statement of Assets and Liabilities.
Early termination by the counterparty may result in an
immediate payment by the Fund of any net liability owed to
that counterparty under the ISDA agreement. At January
31, 2021, the Fund had no OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund invests in value recovery instruments (VRI)
primarily to gain exposure to economic growth. Periodic
payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Consolidated Statement of Operations. The
risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
See Note 11 regarding other derivative information.
d. Loan Participations and Assignments
The Fund may invest in debt instruments which are interests
in amounts owed to lenders or lending syndicates by
corporate, governmental, or other borrowers. The Fund’s
investments in loans may be in the form of participations
in loans or assignments of all or portion of loans from third parties. A loan is often administered by a bank or other
financial institution (the Lender) that acts as agent for all holders. The agent administers the terms of the loan, as
specified in the loan agreement. The Fund may invest in
multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing
in a loan participation, a Fund has the right to receive
payments of principal, interest and any fees only from the
lender selling the loan and only upon receipt of payments
from the borrower. The Fund generally has no right to
enforce compliance with the terms of the loan agreement
with the borrower. As a result, the Fund may be subject to
credit risk of both the borrower and the lender that is selling the loan. When the Fund purchases assignments from
lenders it acquires direct rights against the borrower of the loan.
e. Restricted Currency
At January 31, 2021, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
f. Investments in Alternative Strategies (FT) Ltd. (FT
Subsidiary)
The Fund invests in certain financial instruments, warrants
or commodities through its investments in FT Subsidiary.
FT Subsidiary is a Cayman Islands exempted company
with limited liability, is a wholly-owned subsidiary of the
Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund.
At January 31, 2021, FT Subsidiary’s investments, as
well as any other assets and liabilities of FT Subsidiary
are reflected in the Fund’s Consolidated Statement of
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)
21
ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances have been eliminated. At January 31, 2021, the net assets of
FT Subsidiary were $1,415,089, representing 1.3% of the
Fund's consolidated net assets. The Fund’s investment in FT
Subsidiary is limited to 25% of consolidated assets.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Consolidated Statement of Operations.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
1. Organization and Significant Accounting Policies
(continued)
f. Investments in Alternative Strategies (FT) Ltd. (FT
Subsidiary)
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)
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Franklin Emerging Market Debt Opportunities Fund
(continued)
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
a
Includes reimbursement from affiliated parties of $556,493. See Note 3(f).
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to FTIML based on the average daily net assets of the Fund as follows:
FT Subsidiary pays an investment management fee to FTIML based on the average daily net assets of FT Subsidiary as follows:
Management fees paid by the Fund are reduced on assets invested in FT Subsidiary, in an amount not to exceed the management fees paid by FT Subsidiary.
Six Months Ended
January 31, 2021
Year Ended
July 31, 2020
Shares Amount Shares Amount
Shares sold ................................... 1,571,563 $16,944,484 12,063,382 $130,641,046
Shares issued in reinvestment of distributions .......... — — 2,451,273 26,424,723
Shares redeemed ............................... (3,201,918) (34,573,346) (36,867,939) (362,195,413)
a
Net increase (decrease) .......................... (1,630,355) $(17,628,862) (22,353,284) $(205,129,644)
Subsidiary Affiliation
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% In excess of $1 billion
Annualized Fee Rate Net Assets
1.000% Up to and including $500 million
0.900% Over $500 million, up to and including $1 billion
0.850% In excess of $1 billion
1. Organization and Significant Accounting Policies
(continued)
j. Guarantees and Indemnifications
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)
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Franklin Emerging Market Debt Opportunities Fund
(continued)
b. Administrative Fees
Under an agreement with FTIML, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by FTIML based on each of the Fund's and FT Subsidiary's average daily net assets, and is not an additional expense of the
Fund or FT Subsidiary.
c. Transfer Agent Fees
The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Fund reimburses Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended January 31, 2021, the Fund paid transfer agent fees of $33,262, of which $25,591 was retained by
Investor Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2021, the
Fund held investments in affiliated management investment companies as follows:
e. Waiver and Expense Reimbursements
FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the
Fund do not exceed 1.00%, based on the average net assets until November 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
f. Other Affiliated Transactions
During the year ended July 31, 2020, affiliated parties reimbursed the Fund $556,493 for losses resulting from a NAV error.  This reimbursement is reflected in capital share transactions in the Consolidated Statement of Changes in Net Assets.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $4,131,221 $41,364,560 $(36,487,496) $— $— $9,008,285 9,008,285 $—
Total Affiliated Securities .... $4,131,221 $41,364,560 $(36,487,496) $— $— $9,008,285 $—
3. Transactions with Affiliates
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)
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Franklin Emerging Market Debt Opportunities Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2021, the custodian fees were reduced as noted in the Consolidated Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2020, the Fund deferred late-year ordinary losses of $18,041,974.
At January 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, bond discounts and premiums, corporate actions, inflation related adjustments on foreign securities, investments in Alternative Strategies Fund, and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2021, aggregated
$28,458,908 and $43,005,885, respectively.
7. Credit Risk and Defaulted Securities
At January 31, 2021, the Fund had 69.5% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January
31, 2021, the aggregate value of these securities was $2,764,925 representing 2.6% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Statement of
Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $12,980,387
Long term ................................................................................ 46,716,463
Total capital loss carryforwards ............................................................... $59,696,850
Cost of investments .......................................................................... $148,277,577
Unrealized appreciation ........................................................................ $4,670,799
Unrealized depreciation ........................................................................ (48,639,692)
Net unrealized appreciation (depreciation) .......................................................... $(43,968,893)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)
25
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Franklin Emerging Market Debt Opportunities Fund
(continued)
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuation currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At January 31, 2021, the Fund had 0.2% of its net assets denominated in Argentine Pesos, which has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund’s holdings.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At January 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 $ — $ —
136,566
Astana Finance JSC, Secured Note, 144A, 0%,
12/22/24 ................................. 5/22/15 — 1,366
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12-1/22/16 4,600,000 —
710,060
Global Distressed Alpha Fund III LP, PIK, 12%,
Perpetual ................................ 12/28/16-12/30/20 697,663 287,330
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13-2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
4,250,000 DEM NK Debt Corp. (The), 144A, Zero Cpn ., 3/12/20 ..... 6/19/17-10/14/08 723,263 —
2,000,000 CHF NK Debt Corp. (The), Reg S, Zero Cpn ., 3/12/20 .... 6/17/11 388,830 —
18,000,000 DEM NK Debt Corp. (The), Reg S, Zero Cpn ., 3/12/20 .... 1/25/11-6/06/11 2,023,664 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn .,
2/05/09 .................................. 10/12/09-10/13/11 3,100,000 —
Total Restricted Securities (Value is 0.27% of Net Assets) ............. $11,966,797 $288,696

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)
26
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Franklin Emerging Market Debt Opportunities Fund
(continued)
See Abbreviations on page
30 .
11. Other Derivative Information
At January 31, 2021, investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities
as follows:
a
VRI are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.
For the period ended January 31, 2021, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
a
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of
Operations.
For the period ended January 31, 2021, the average month end contract value for forward exchange contracts and average month end fair value of VRI, was $7,962,957 and $1,939,325, respectively.
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page
30.
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the same issue, valued at $- as of January 31, 2021.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Franklin Emerging Market Debt Opportunities Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 20,760 Unrealized depreciation on OTC
forward exchange contracts
$ 4,122
Value recovery instruments ...
Investments in securities, at value 2,264,640
a
Total .................... $2,285,400 $4,122
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Franklin Emerging Market Debt Opportunities Fund
Foreign exchange contracts ..
Forward exchange contracts $(151,175) Forward exchange contracts $123,976
Value recovery instruments Investments — Investments $498,740
a
Total .................... $(151,175) $622,716
10. Restricted Securities
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)
27
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Franklin Emerging Market Debt Opportunities Fund
(continued)
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended January 31, 2021, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Warrants :
Diversified Financial Services ............. — 2,264,640 1,072,002 3,336,642
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds ................... — 9,703,086 1,366
a
9,704,452
Corporate Bonds :
Banks ............................... — 1,094,922 — 1,094,922
Capital Markets ........................ — 1,017,700 — 1,017,700
Construction & Engineering ............... — 1,078,750 — 1,078,750
Food Products ........................ — 1,961,000 — 1,961,000
Multiline Retail ........................ — — 7,492
a
7,492
Oil, Gas & Consumable Fuels ............. — 2,876,532 — 2,876,532
Loan Participations and Assignments ......... — 2,376,838 287,330
a
2,664,168
Foreign Government and Agency Securities .... — 69,249,698 — 69,249,698
Short Term Investments ................... 9,008,285 2,309,043 — 11,317,328
Total Investments in Securities ........... $9,008,285 $93,932,209 $1,368,190 $104,308,684

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)
28
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Franklin Emerging Market Debt Opportunities Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At January 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 20,760 $ — $ 20,760
Restricted Currency (ARS) ................. — — 203,335 203,335
Total Other Financial Instruments ......... $— $20,760 $203,335 $224,095
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 4,122 $ — $ 4,122
$— $— $— $—
a
Includes securities determined to have no value at January 31, 2021.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Financial
Services ........ $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Multiline Retail ...... —
b
— — — — — — — —
b
—
Warrants :
Diversified Financial
Services ........ 1,534,950 — (31,000) — — — (11,687,160) 11,255,212 1,072,002 273,053
Private Limited Partnership
Funds :
Capital Markets ..... —
b
— — — — — — — —
b
—
Quasi-Sovereign
Bonds 8,932,540
b
— (11,570,006) — — — 1,372,260 1,266,572 1,366
b
—
Corporate Bonds :
Multiline Retail ...... 6,659
b
— — — — (94,168) — 95,001 7,492
b
95,001
Loan Participations and
Assignments 672,864
b
— — — — 28,366 — (413,900) 287,330
b
(413,900)
Total Investments in
Securities ....... $11,147,013 $— $(11,601,006) $— $— $(65,802) $(10,314,900) $12,202,885 $1,368,190 $(45,846)
Other Financial
Instruments:
Restricted Currency (ARS) ... $252,873 $— $— $— $— $— $— $(49,538) $203,335 $(49,538)
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
b
Includes securities determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)
29
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Franklin Emerging Market Debt Opportunities Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2021, are as follows:
See Abbreviations on page
30 .
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Markets Debt Opportunities Fund
Assets:
Investments in Securities:
Corporate Bonds:
Loan Participations and
Assignments
........
$287,330 Recovery value Weighted probability
of cash flow
$2.7 mil Increase
 b
Discount rate 25.0% Decrease
 b
Warrants:
Diversified Financial
Services
...........
1,072,002 Market comparables Implied recovery 7.4% Increase
c
Other Financial
Instruments:
Restricted Currency
(
ARS
)
203,335 Market comparables Implied foreign
exchange rate
155.67 ARS/USD Decrease
 b
All other
............
8,858
d,e
Total
...............
$1,571,525
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
Represents a significant impact to fair value and net assets.
d
Includes securities determined to have no value at January 31, 2021.
e
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
13. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)
30
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Franklin Emerging Market Debt Opportunities Fund
(continued)
Abbreviations
Counterparty
CITI
Citibank NA
RBCCM
Royal Bank of Canada
Cu r rency
ARS
Argentine Peso
BYN
Belarusian Ruble
CHF
Swiss Franc
DEM
Deutsche Mark
DOP
Dominican Peso
EGP
Egyptian Pound
EUR
Euro
GEL
Georgian Lari
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
JPY
Japanese Yen
MXN
Mexican Peso
RUB
Russian Ruble
TRY
Turkish Lira
USD
United States Dollar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
Selected Portfolio
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument

Franklin Global Trust
Tax Information (unaudited)
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1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
At July 31, 2020, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue
Code. This written statement will allow shareholders of record on December 14, 2020, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund, to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.
Foreign Tax
Paid Per
Share
Foreign Source
Income
Per Share
Foreign Source Qualified
Dividends Per Share
$0.0118 $0.0118 $0.0000

Franklin Global Trust
Shareholder Information
32
ftinstitutional.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Consolidated Statement of
Investments
The Trust, on behalf of the Fund, files a complete
consolidated statement of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

699 S 03/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
Investment Manager Distributor
Franklin Templeton
Institutional Services
Franklin Templeton
Investment Management
Limited
Franklin Templeton Distributors, Inc. (800) 321-8563
ftinstitutional.com

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is
"independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.
N/A

Item 5.  Audit Committee of Listed Registrants.                   N/A

Item 6.  Schedule of Investments.                                 N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                        N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.
N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By __ S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date March
26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __ S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date March
26, 2021

By _ S\ROBERT G. KUBILIS________________________

Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date March 26, 2021